UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-05309

Nuveen Investment Funds, Inc.

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: May 31

Date of reporting period: August 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Minnesota Intermediate Municipal Bond Fund
Portfolio of Investments	August 31, 2016 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 98.3%
	MUNICIPAL BONDS – 98.3%
	Education and Civic Organizations – 22.2%
$ 395	Anoka County, Minnesota, Charter School Lease Revenue Bonds, Spectrum Building Company, Series 2012A, 5.000%, 6/01/32	No Opt. Call	BBB-	$ 429,472
	Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint Croix Preparatory Academy, Refunding Series 2016A:
250	3.000%, 8/01/23	No Opt. Call	BB+	252,440
720	3.500%, 8/01/25	No Opt. Call	BB+	742,457
130	4.000%, 8/01/28	8/26 at 100.00	BB+	136,074
100	City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds, DaVinci Academy Project, Series 2016A, 5.000%, 7/01/31	7/24 at 102.00	N/R	108,397
210	City of Woodbury, Minnesota, Charter School Lease Revenue Bonds, Math and Science Academy Building Company, Series 2012A, 5.000%, 12/01/27	No Opt. Call	BBB-	228,952
	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy Project, Series 2015A:
190	5.000%, 7/01/30	7/25 at 100.00	BB+	206,665
710	5.250%, 7/01/37	7/25 at 100.00	BB+	771,600
	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy Project, Series 2016A:
200	4.000%, 7/01/22	No Opt. Call	BB+	211,530
165	4.000%, 7/01/23	No Opt. Call	BB+	173,552
150	4.000%, 7/01/24	No Opt. Call	BB+	157,472
135	4.000%, 7/01/25	No Opt. Call	BB+	141,063
130	4.000%, 7/01/26	7/25 at 100.00	BB+	134,732
300	4.000%, 7/01/27	7/25 at 100.00	BB+	307,935
370	4.000%, 7/01/28	7/25 at 100.00	BB+	376,427
645	Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes International Language Academy, Series 2014A, 5.500%, 8/01/36	8/22 at 100.00	BB+	708,300
	Greenwood, Minnesota, Charter School Lease Revenue Bonds, Main Street School of Performing Arts Project, Series 2016A:
1,010	4.500%, 7/01/26	No Opt. Call	N/R	1,012,333
40	5.000%, 7/01/36	7/26 at 100.00	N/R	40,090
	Independence, Minnesota, Charter School Lease Revenue Bonds, Beacon Academy Project, Series 2016A:
1,000	4.750%, 7/01/31	7/26 at 100.00	N/R	1,022,030
500	5.000%, 7/01/36	7/26 at 100.00	N/R	510,880
	Itasca County, Minnesota, Revenue Bonds, Charles K. Blandin Foundation, Series 2010:
635	4.000%, 5/01/18	No Opt. Call	A2	658,609
255	4.000%, 5/01/19	No Opt. Call	A2	269,721
1,350	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Hiawatha Academies Project, Series 2016A, 5.000%, 7/01/31	7/24 at 102.00	N/R	1,451,965
1,300	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Yinghua Academy Project, Series 2013A, 6.000%, 7/01/33	7/23 at 100.00	BB	1,436,045
NUVEEN      1

Nuveen Minnesota Intermediate Municipal Bond Fund (continued)
Portfolio of Investments	August 31, 2016 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	Minneapolis, Minnesota, Revenue Bonds, Blake School Project, Refunding Series 2010:
$ 550	4.000%, 9/01/19	No Opt. Call	A2	$ 595,078
315	4.000%, 9/01/21	9/20 at 100.00	A2	346,188
1,040	Minneapolis, Minnesota, Revenue Bonds, University Gateway Project, Refunding Series 2015, 4.000%, 12/01/28	12/24 at 100.00	Aa1	1,193,598
	Minneapolis, Minnesota, Revenue Bonds, YMCA of Greater Twin Cities Project, Series 2016:
500	3.000%, 6/01/21	No Opt. Call	Baa1	533,030
710	3.000%, 6/01/23	No Opt. Call	Baa1	760,105
815	Minnesota Higher Education Facilities Authority, Revenue Bonds, Augsburg College, Refunding Series 2010-7-G, 4.000%, 10/01/21	10/18 at 100.00	Baa3	845,375
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Bethel University, Refunding Series 2007-6-R:
1,125	5.500%, 5/01/18	5/17 at 100.00	N/R	1,143,821
1,185	5.500%, 5/01/19	5/17 at 100.00	N/R	1,205,382
1,050	5.500%, 5/01/24	5/17 at 100.00	N/R	1,067,776
1,585	Minnesota Higher Education Facilities Authority, Revenue Bonds, College of St. Benedict, Series 2008-V, 4.500%, 3/01/17	No Opt. Call	Baa1	1,611,232
300	Minnesota Higher Education Facilities Authority, Revenue Bonds, College of St. Benedict, Series 2011-7M, 5.000%, 3/01/31	3/20 at 100.00	Baa1	330,063
655	Minnesota Higher Education Facilities Authority, Revenue Bonds, College of St. Benedict, Series 2016-8K, 3.250%, 3/01/32	3/26 at 100.00	Baa1	685,523
150	Minnesota Higher Education Facilities Authority, Revenue Bonds, College of St. Scholastica, Inc., Series 2011-7J, 6.000%, 12/01/28	12/19 at 100.00	Baa2	167,860
	Minnesota Higher Education Facilities Authority, Revenue Bonds, College of St. Scholastica, Inc., Series 2012-7R:
200	4.000%, 12/01/20	No Opt. Call	Baa2	216,284
310	3.375%, 12/01/22	No Opt. Call	Baa2	330,017
	Minnesota Higher Education Facilities Authority, Revenue Bonds, College of St. Scholastica, Series 2007-6S:
360	4.375%, 12/01/16	No Opt. Call	Baa2	363,496
380	4.500%, 12/01/17	No Opt. Call	Baa2	397,324
750	Minnesota Higher Education Facilities Authority, Revenue Bonds, College of St. Scholastica, Series 20107H, 5.125%, 12/01/30	12/19 at 100.00	Baa2	807,870
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Gustavus Adolfus College, Series 2010-7B:
1,530	5.000%, 10/01/18	No Opt. Call	A3	1,658,000
1,040	5.000%, 10/01/23	10/19 at 100.00	A3	1,157,676
175	4.250%, 10/01/24	10/19 at 100.00	A3	189,460
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Gustavus Adolfus College, Series 2013-7W:
350	4.000%, 10/01/21	No Opt. Call	A3	392,392
250	5.000%, 10/01/22	No Opt. Call	A3	295,740
500	5.000%, 10/01/23	No Opt. Call	A3	602,445
990	4.250%, 10/01/28	10/23 at 100.00	A3	1,129,224
2      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Hamline University of Minnesota, Refunding Series 2010E:
$ 1,000	4.125%, 10/01/18	No Opt. Call	Baa2	$ 1,051,000
1,385	4.375%, 10/01/20	No Opt. Call	Baa2	1,524,192
500	4.500%, 10/01/21	10/20 at 100.00	Baa2	548,975
250	5.000%, 10/01/29	10/20 at 100.00	Baa2	272,010
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Hamline University, Series 2011-7K1:
1,000	4.250%, 10/01/18	No Opt. Call	Baa2	1,051,540
625	6.000%, 10/01/32	10/21 at 100.00	Baa2	736,644
1,250	Minnesota Higher Education Facilities Authority, Revenue Bonds, Macalester College, Series 201528J, 3.250%, 3/01/29	3/25 at 100.00	Aa3	1,334,900
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint Catherine University, Refunding Series 2012-7Q:
740	5.000%, 10/01/23	10/22 at 100.00	Baa1	867,709
490	5.000%, 10/01/24	10/22 at 100.00	Baa1	578,567
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint John's University, Series 2015-8I:
730	4.000%, 10/01/18	No Opt. Call	A2	778,552
930	4.000%, 10/01/19	No Opt. Call	A2	1,019,410
700	3.375%, 10/01/30	10/25 at 100.00	A2	759,864
170	Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint Olaf College, Refunding Series 2007-6O, 5.000%, 10/01/16	No Opt. Call	A1	170,648
1,000	Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint Olaf College, Series 2015-8-G, 5.000%, 12/01/28	12/25 at 100.00	A1	1,253,600
	Minnesota Higher Education Facilities Authority, Revenue Bonds, University of Saint Thomas, Series 2009-7A:
1,125	4.500%, 10/01/18	No Opt. Call	A2	1,211,434
1,975	4.500%, 10/01/19	No Opt. Call	A2	2,194,857
	Minnesota Higher Education Facilities Authority, Revenue Bonds, University of Saint Thomas, Series 2013-7U:
2,000	4.000%, 4/01/25	4/23 at 100.00	A2	2,287,720
775	4.000%, 4/01/26	4/23 at 100.00	A2	880,408
300	4.000%, 4/01/27	4/23 at 100.00	A2	339,111
1,000	Minnesota Higher Education Facilities Authority, Revenue Bonds, University of Saint Thomas, Series 2016-8L, 5.000%, 4/01/27	4/26 at 100.00	A2	1,266,930
	Minnesota Higher Education Facilities Authority, Saint John's University Revenue Bonds, Series 2008-6U:
290	4.200%, 10/01/19	10/18 at 100.00	A2	309,987
385	4.300%, 10/01/20	10/18 at 100.00	A2	411,003
145	4.500%, 10/01/22	10/18 at 100.00	A2	155,678
	Minnesota State Colleges and University, General Fund Revenue Bonds, Series 2009A:
985	4.000%, 10/01/22	10/19 at 100.00	AA-	1,067,297
1,755	4.000%, 10/01/23	10/19 at 100.00	AA-	1,894,838
NUVEEN      3

Nuveen Minnesota Intermediate Municipal Bond Fund (continued)
Portfolio of Investments	August 31, 2016 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	Minnesota State Colleges and University, General Fund Revenue Bonds, Series 2011A:
$ 1,515	4.250%, 10/01/24	10/21 at 100.00	AA-	$ 1,735,539
880	4.375%, 10/01/25	10/21 at 100.00	AA-	1,008,594
905	4.500%, 10/01/26	10/21 at 100.00	AA-	1,043,990
1,185	Minnesota State Colleges and University, General Fund Revenue Bonds, Series 2015A, 3.000%, 10/01/26	4/25 at 100.00	AA-	1,305,550
	Moorhead, Minnesota, Educational Facilities Revenue Bonds, The Concordia College Corporation Project, Series 2016:
1,910	5.000%, 12/01/18	No Opt. Call	Baa1	2,073,649
2,020	5.000%, 12/01/19	No Opt. Call	Baa1	2,261,269
980	4.000%, 12/01/30	12/25 at 100.00	Baa1	1,092,984
1,060	4.000%, 12/01/32	12/25 at 100.00	Baa1	1,170,261
600	Otsego, Minnesota, Charter School Lease Revenue Bonds, Kaleidoscope Charter School Project, Series 2014A, 5.000%, 9/01/34	9/24 at 100.00	BB+	644,556
450	Ramsey, Anoka County, Minnesota, Lease Revenue Bonds, PACT Charter School Project, Refunding Series 2013A, 5.000%, 12/01/26	12/21 at 100.00	BBB-	490,752
680	Rice County, Minnesota Educational Facility Revenue Bonds, Shattuck Saint Mary's School Project, Series 2015, 5.000%, 8/01/22	No Opt. Call	BB	737,093
70	Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride Academy Project, Series 2016A, 5.000%, 4/01/36	4/26 at 100.00	BB-	73,197
850	Saint Paul Housing and Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Nova Classical Academy, Series 2011A, 5.700%, 9/01/21	No Opt. Call	BBB-	948,719
885	Saint Paul Housing and Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Twin Cities Academy Project, Series 2015A, 5.000%, 7/01/35	7/25 at 100.00	BB	933,409
	Saint Paul Housing and Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Twin Cities German Immersion School, Series 2013A:
250	4.000%, 7/01/23	No Opt. Call	BB+	257,682
700	5.000%, 7/01/33	7/23 at 100.00	BB+	741,454
200	Saint Paul Housing and Redevelopment Authority, Minnesota, Lease Revenue Bonds, Saint Paul Conservatory for Performing Artists Charter School Project, Series 2013A, 4.000%, 3/01/28	3/23 at 100.00	BBB-	206,474
2,395	Saint Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Minnesota Public Radio Project, Refunding Series 2010, 5.000%, 12/01/25	12/20 at 100.00	A2	2,749,220
	University of Minnesota, General Obligation Bonds, Series 2014B:
1,000	4.000%, 1/01/31	1/24 at 100.00	Aa1	1,151,230
1,000	4.000%, 1/01/32	1/24 at 100.00	Aa1	1,146,790
1,020	University of Minnesota, General Revenue Bonds, Series 2009C, 5.000%, 12/01/19	6/19 at 100.00	Aa1	1,140,034
	University of Minnesota, General Revenue Bonds, Series 2013A:
1,005	4.000%, 2/01/25	2/23 at 100.00	Aa1	1,169,046
2,000	4.000%, 2/01/27	2/23 at 100.00	Aa1	2,298,700
	Winona Port Authority, Minnesota, Charter School Lease Revenue Bonds, Bluffview Montessori School Project, Refunding Series 2016:
205	3.750%, 6/01/26	6/24 at 100.00	N/R	207,737
10	4.500%, 6/01/36	6/24 at 100.00	N/R	10,117
72,985	Total Education and Civic Organizations			80,078,620
4      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care – 13.2%
$ 685	Cuyuna Range Hospital District, Minnesota, Health Care Facilities Gross Revenue Bonds, Refunding Series 2007, 5.000%, 6/01/17	No Opt. Call	N/R	$ 701,235
400	Fergus Falls, Minnesota, Health Care Facilities Revenue Bonds, Lake Region Healthcare Corporation Project, Series 2010, 4.750%, 8/01/25	8/17 at 100.00	BBB-	406,744
	Glencoe, Minnesota, Health Care Facilities Revenue Bonds, Glencoe Regional Health Services Project, Series 2013:
100	4.000%, 4/01/21	No Opt. Call	BBB	109,775
660	4.000%, 4/01/25	4/22 at 100.00	BBB	721,552
400	4.000%, 4/01/26	4/22 at 100.00	BBB	434,452
	Housing and Redevelopment Authority of the City of Saint Paul, Minnesota, Health Care Facilities Revenue Refunding Bonds, HealthPartners Obligated Group, Series 2015A:
1,045	5.000%, 7/01/30	7/25 at 100.00	A	1,282,946
4,500	5.000%, 7/01/32	7/25 at 100.00	A	5,492,250
	Maple Grove, Minnesota, Health Care Facilities Revenue Bonds, Maple Grove Hospital Corporation, Series 2007:
1,000	5.000%, 5/01/17	No Opt. Call	Baa1	1,024,660
585	4.500%, 5/01/23	5/17 at 100.00	Baa1	599,028
2,000	Maple Grove, Minnesota, Health Care Facilities Revenue Refunding Bonds, North Memorial Health Care, Series 2015, 5.000%, 9/01/28	9/25 at 100.00	Baa1	2,455,880
1,000	Meeker County, Minnesota, Gross Revenue Hospital Facilities Bonds, Meeker County Memorial Hospital Project, Series 2007, 5.625%, 11/01/22	11/17 at 100.00	N/R	1,037,910
575	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health Services, Series 2008B, 6.500%, 11/15/38 – AGC Insured	11/18 at 100.00	AA	640,872
	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health Services, Series 2015A:
1,010	5.000%, 11/15/28	11/25 at 100.00	A+	1,252,319
1,000	5.000%, 11/15/29	11/25 at 100.00	A+	1,233,210
1,000	5.000%, 11/15/30	11/25 at 100.00	A+	1,231,680
2,000	5.000%, 11/15/32	11/25 at 100.00	A+	2,448,420
1,000	Minneapolis-Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Children's Health Care, Series 2010A, 5.250%, 8/15/25	8/20 at 100.00	A+	1,150,360
1,085	Minnesota Agricultural and Economic Development Board, Health Care Facilities Revenue Bonds, Essentia Health Obligated Group, Refunding Series 2008C-1, 5.500%, 2/15/25 – AGC Insured	2/20 at 100.00	AA	1,241,316
	Northern Itasca Hospital District, Minnesota, Health Facilities Gross Revenue Bonds, Refunding Series 2013A:
275	4.000%, 12/01/25	12/20 at 100.00	N/R	285,951
250	4.050%, 12/01/26	12/20 at 100.00	N/R	259,800
250	4.150%, 12/01/27	12/20 at 100.00	N/R	260,300
500	Northern Itasca Hospital District, Minnesota, Health Facilities Gross Revenue Bonds, Series 2013C, 5.400%, 12/01/33	12/20 at 100.00	N/R	537,800
1,080	Northfield, Minnesota, Hospital Revenue Bonds, Refunding Series 2006, 5.500%, 11/01/17	11/16 at 100.00	BBB	1,087,938
890	Redwood Falls, Minnesota, Gross Revenue Hospital Facilities Bonds, Redwood Area Hospital Project, Series 2006, 5.000%, 12/01/21	12/16 at 100.00	N/R	896,844
2,150	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic, Series 2011, 4.500%, 11/15/38 (Mandatory Put 11/15/21)	No Opt. Call	AA	2,503,137
NUVEEN      5

Nuveen Minnesota Intermediate Municipal Bond Fund (continued)
Portfolio of Investments	August 31, 2016 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$ 905	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Olmsted Medical Center Project, Series 2010, 5.125%, 7/01/20	No Opt. Call	A-	$ 996,505
500	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Olmsted Medical Center Project, Series 2013, 3.000%, 7/01/25	7/23 at 100.00	A-	530,965
80	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System Project, Series 2010A, 4.250%, 5/01/21	5/20 at 100.00	A1	89,250
820	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System, Series 2016A, 4.000%, 5/01/37	5/26 at 100.00	A1	915,686
1,200	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Allina Health System, Series 2007A, 5.000%, 11/15/19 – NPFG Insured	11/17 at 100.00	AA-	1,262,352
3,135	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Allina Health System, Series 2009A-1, 5.000%, 11/15/24	11/19 at 100.00	AA-	3,532,361
1,025	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Gillette Children's Specialty Healthcare Project, Series 2009, 5.000%, 2/01/19	No Opt. Call	A-	1,108,250
	Shakopee, Minnesota, Health Care Facilities Revenue Bonds, Saint Francis Regional Medical Center, Refunding Series 2014:
1,200	5.000%, 9/01/27	9/24 at 100.00	A	1,473,708
815	5.000%, 9/01/29	9/24 at 100.00	A	986,321
	St. Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds, HealthEast Inc., Series 2015A:
1,000	5.000%, 11/15/29	11/25 at 100.00	BBB-	1,211,850
2,285	5.000%, 11/15/30	11/25 at 100.00	BBB-	2,765,650
1,250	5.250%, 11/15/35	11/20 at 100.00	BBB-	1,401,500
1,000	Winona Health Care Facilities Revenue Refunding Bonds, Minnesota, Winona Health Obligated Group, Series 2007, 5.000%, 7/01/20	7/17 at 100.00	BBB	1,030,170
	Winona, Minnesota, Health Care Facilities Revenue Bonds, Winona Health Obligated Group, Refunding Series 2012:
485	4.500%, 7/01/24	7/21 at 100.00	BBB	534,000
260	5.000%, 7/01/34	7/21 at 100.00	BBB	286,359
41,400	Total Health Care			47,421,306
	Housing/Multifamily – 0.5%
500	Anoka Housing and Redevelopment Authority, Minnesota, Multifamily Housing Revenue Bonds, Woodland Park Apartments Project, Series 2011A, 5.000%, 4/01/27	4/19 at 100.00	Aaa	532,270
1,150	Minneapolis, Minnesota, Muli-Family Housing Revenue Bonds, Plymouth Stevens House Limited Partnership Project, Series 2016B, 2.000%, 12/01/17	4/17 at 100.00	N/R	1,150,414
1,650	Total Housing/Multifamily			1,682,684
	Housing/Single Family – 0.8%
730	Dakota County Community Development Agency, Minnesota, Single Family Mortgage Revenue Bonds, Mortgage Backed Securities Program, Series 2011A, 4.400%, 12/01/26	12/20 at 100.00	AA+	795,685
730	Minnesota Housing Finance Agency, Homeownership Finance Bonds, Mortgage-Backed Securities Program, Series 2011D, 4.375%, 7/01/26	7/21 at 100.00	Aaa	756,762
455	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2012A, 3.750%, 7/01/22 (Alternative Minimum Tax)	1/22 at 100.00	AA+	499,076
150	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2012C, 3.750%, 1/01/22 (Alternative Minimum Tax)	No Opt. Call	AA+	166,218
6      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Housing/Single Family (continued)
$ 305	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2014C, 3.100%, 7/01/26	7/24 at 100.00	AA+	$ 320,601
235	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2015F, 3.300%, 7/01/29	7/25 at 100.00	AA+	250,681
2,605	Total Housing/Single Family			2,789,023
	Industrials – 0.9%
2,020	Minneapolis, Minnesota, Limited Tax Supported Development Revenue Bonds, Common Bond Fund Series 2010-2A, 4.625%, 12/01/20	No Opt. Call	A+	2,286,923
1,000	Minneapolis, Minnesota, Limited Tax Supported Development Revenue Bonds, Common Bond Fund Series 2013-1, 4.000%, 6/01/28	6/21 at 100.00	A+	1,087,850
3,020	Total Industrials			3,374,773
	Long-Term Care – 8.1%
1,000	Center City, Minnesota, Health Care Facilities Revenue Bonds, Hazelden Betty Ford Foundation Project, Series 2014, 5.000%, 11/01/25	11/24 at 100.00	A3	1,244,420
565	Center City, Minnesota, Health Care Facilities Revenue Bonds, Hazelden Foundation Project, Series 2011, 4.550%, 11/01/26	11/19 at 100.00	A3	608,228
815	Chisago City, Minnesota, Housing and Health Care Revenue Bonds, CDL Homes, LLC Project, Series 2013B, 6.000%, 8/01/33	8/23 at 100.00	N/R	920,485
1,110	City of Minneapolis, Minnesota, Senior Housing and Healthcare Facilities Revenue Bonds, Walker Minneapolis Campus Project, Series 2015, 4.625%, 11/15/31	11/22 at 100.00	N/R	1,157,342
325	City of Vergas, Minnesota, Housing and Health Care Revenue Bonds, CDL Homes, LLC Project, Refunding Series 2016, 4.000%, 8/01/31	8/24 at 100.00	N/R	334,783
	Columbus, Minnesota, Senior Housing Revenue Bonds, Richfield Senior Housing, Inc., Refunding Series 2015:
1,000	4.600%, 1/01/27	1/23 at 100.00	N/R	1,050,700
500	5.000%, 1/01/34	1/23 at 100.00	N/R	527,130
	Dakota County Community Development Agency, Minnesota, Senior Housing Revenue Bonds, Walker Highview Hills LLC Project, Refunding Series 2016A:
2,385	3.875%, 8/01/29 (WI/DD, Settling 9/15/16)	8/22 at 100.00	N/R	2,390,509
1,000	5.000%, 8/01/36 (WI/DD, Settling 9/15/16)	8/22 at 100.00	N/R	1,043,360
1,435	Lake Crystal, Minnesota, Housing and Health Care Revenue Bonds, Ecumen Second Century & Owatonna Senior Living Project, Refunding Series 2014A, 4.500%, 9/01/44 (Mandatory Put 9/01/24)	9/18 at 100.00	N/R	1,457,773
	Minneapolis, Minnesota, Revenue Bonds, Walker Minneapolis Campus Project, Refunding Series 2012:
1,400	5.000%, 11/15/24	11/22 at 100.00	N/R	1,548,218
1,650	4.750%, 11/15/28	11/22 at 100.00	N/R	1,756,012
	Minneapolis, Minnesota, Senior Housing and Healthcare Revenue Bonds, Ecumen ? Abiitan Mill City Project, Series 2015:
425	4.750%, 11/01/28	5/23 at 100.00	N/R	452,812
750	5.250%, 11/01/45	5/23 at 100.00	N/R	791,760
1,000	Saint Louis Park, Minnesota, Health Care Facilities Revenue Bonds, Mount Olivet Careview Home Project, Series 2016B, 0.000%, 6/01/36	6/26 at 100.00	N/R	1,001,140
NUVEEN      7

Nuveen Minnesota Intermediate Municipal Bond Fund (continued)
Portfolio of Investments	August 31, 2016 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Long-Term Care (continued)
	Saint Louis Park, Minnesota, Health Care Facilities Revenue Bonds, Mount Olivet Careview Home Project, Series 2016C:
$ 210	2.000%, 6/01/19	No Opt. Call	N/R	$ 211,241
230	2.125%, 6/01/20	No Opt. Call	N/R	232,459
250	2.500%, 6/01/22	6/21 at 101.00	N/R	253,275
250	3.050%, 6/01/27	6/21 at 101.00	N/R	254,383
2,500	Saint Paul Housing and Redevelopment Authority Minnesota, Senior Housing and Health Care Revenue Bonds, Episcopal Homes Project, Series 2013, 5.000%, 5/01/33	5/23 at 100.00	N/R	2,699,525
1,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Senior Housing and Health Care Revenue Bonds, Episcopal Homes Project, Refunding Series 2012A, 4.000%, 11/01/22	No Opt. Call	N/R	1,046,050
2,000	Saint Paul Port Authority, Minnesota, Revenue Bonds, Amherst H. Wilder Foundation Project, Series 2010-3, 5.000%, 12/01/24	12/20 at 100.00	A3	2,194,900
1,020	Sartell, Minnesota, Health Care and Housing Facilities Revenue Bonds, Country Manor Campus LLC Project, Series 2012A, 5.250%, 9/01/27	9/22 at 100.00	N/R	1,120,195
	Sauk Rapids, Minnesota, Health Care and Housing Facilities Revenue Bonds, Good Shepherd Lutheran Home, Refunding Series 2013:
180	5.000%, 1/01/21	No Opt. Call	N/R	196,047
2,395	5.125%, 1/01/39	1/23 at 100.00	N/R	2,504,212
	Wayzata, Minnesota, Senior Housing Revenue Bonds, Folkestone Senior Living Community, Series 2012A:
625	5.100%, 5/01/24 – AGM Insured	5/19 at 102.00	N/R	680,456
310	5.300%, 5/01/27	5/19 at 102.00	N/R	335,994
500	5.300%, 11/01/27	5/19 at 102.00	N/R	541,925
515	5.500%, 11/01/32	5/19 at 102.00	N/R	561,010
27,345	Total Long-Term Care			29,116,344
	Tax Obligation/General – 18.7%
500	Anoka County, Minnesota, General Obligation Bonds, Capital Improvement, Series 2007D, 5.000%, 2/01/24	2/17 at 100.00	Aa1	509,045
1,000	Anoka County, Minnesota, General Obligation Bonds, Capital Improvement, Series 2008A, 5.000%, 2/01/20	2/18 at 100.00	Aa1	1,059,880
	Anoka County, Minnesota, General Obligation Bonds, Capital Improvement, Series 2008C:
285	4.100%, 2/01/18	No Opt. Call	Aa1	299,028
595	4.200%, 2/01/19	2/18 at 100.00	Aa1	624,429
	Bemidji, Minnesota, General Obligation Bonds, Refunding Sales Tax Series 2011:
635	5.500%, 2/01/23	2/21 at 100.00	Aa3	756,329
750	5.500%, 2/01/24	2/21 at 100.00	Aa3	887,595
875	5.500%, 2/01/25	2/21 at 100.00	Aa3	1,033,874
1,010	5.500%, 2/01/26	2/21 at 100.00	Aa3	1,188,154
1,150	5.500%, 2/01/27	2/21 at 100.00	Aa3	1,352,849
2,835	Buffalo-Hanover-Montrose Independent School District 877, Minnesota, General Obligation Bonds, Refunding Series 2012A, 4.000%, 2/01/23	2/22 at 100.00	Aa2	3,248,570
1,685	Cambridge Independent School District 911, Isanti County, Minnesota, General Obligation Bonds, Refunding Series 2016A, 5.000%, 4/01/18	No Opt. Call	Aa2	1,800,675
1,000	Chaska Independent School District 112, Carver County, Minnesota, General Obligation Bonds, Series 2007A, 4.250%, 2/01/19 – NPFG Insured	2/17 at 100.00	Aa2	1,014,640
8      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$ 450	Chatfield Independent School District 227, Olmstead County, Minnesota, General Obligation Bonds, Series 2007A, 4.000%, 2/01/18 – AGM Insured	No Opt. Call	AA+	$ 471,191
1,000	Cloquet Independent School District 94, Carlton and Saint Louis Counties, Minnesota, General Obligation Bonds, School Building Series 2015B, 4.000%, 2/01/36	2/25 at 100.00	Aa2	1,104,410
1,000	Delano Independent School District 879, Minnesota, General Obligation Bonds, Refunding School Building Series 2016A, 3.000%, 2/01/32	2/26 at 100.00	Aa2	1,049,430
1,000	Duluth Independent School District 709, Saint Louis County, Minnesota, General Obligation Bonds, Series 2015B, 4.000%, 2/01/25	No Opt. Call	Aa2	1,173,290
1,845	Forest Lake Independent School District 831, Washington County, Minnesota, General Obligation Bonds, School Building Series 2016A, 3.000%, 2/01/31	2/26 at 100.00	AA+	1,933,025
2,220	Fridley Independent School District 14, Anoka County, Minnesota, General Obligation Bonds, Series 2016A, 4.000%, 2/01/29	2/26 at 100.00	Aa2	2,586,544
665	Goodhue County, Minnesota, General Obligation Bonds, Capital Improvement Plan, Series 2015A, 3.000%, 2/01/27	2/23 at 100.00	Aa2	708,777
455	Greenway Independent School District 316, Itasca County, Minnesota, General Obligation Bonds, Alternate Facilities, Series 2011C, 4.250%, 2/01/25	2/19 at 100.00	AA+	488,811
2,025	Independent School District 833, South Washington County, Minnesota, General Obligation Bonds, Crossover Refunding School Building Series 2010A, 4.000%, 2/01/22	2/19 at 100.00	AA+	2,167,155
	Jordan Independent School District 717, Scott County, Minnesota, General Obligation Bonds, School Building Series 2014A:
1,000	4.000%, 2/01/26	2/23 at 100.00	Aa2	1,146,660
1,275	4.000%, 2/01/27	2/23 at 100.00	Aa2	1,452,110
2,710	Minneapolis Special School District 1, Hennepin County, Minnesota, General Obligation Bonds, Alternate Facility Series 2015B, 3.000%, 2/01/29	2/24 at 100.00	AA+	2,847,776
1,000	Minneapolis, Minnesota, Limited Tax Supported Development Revenue Bonds, Common Bond Fund Series 2007-2A, 5.125%, 6/01/22 (Alternative Minimum Tax)	6/17 at 100.00	A+	1,024,490
1,000	Minnesota State, General Obligation Bonds, Various Purpose Refunding Series 2013F, 4.000%, 10/01/25	10/23 at 100.00	AAA	1,175,480
2,000	Minnesota State, General Obligation Bonds, Various Purpose Series 2013A, 5.000%, 8/01/25	8/23 at 100.00	AAA	2,504,860
2,000	Minnesota State, General Obligation Bonds, Various Purpose Series 2013D, 3.500%, 10/01/28	10/23 at 100.00	AAA	2,209,020
	Minnetonka Independent School District 276, Hennepin County, Minnesota, General Obligation Bonds, Refunding Series 2013H:
525	4.000%, 2/01/25	2/23 at 100.00	Aaa	610,344
600	4.000%, 2/01/26	2/23 at 100.00	Aaa	697,140
	Moose Lake Independent School District 97, Carlton and Pine Counties, Minnesota, General Obligation Bonds, School Building Series 2015A:
1,505	4.000%, 2/01/27	2/25 at 100.00	Aa2	1,765,696
1,475	4.000%, 2/01/30	2/25 at 100.00	Aa2	1,691,383
	Northland Independent School District 118, Minnesota, General Obligation Bonds, Series 2016A:
560	3.000%, 2/01/27	2/24 at 100.00	Aa2	594,602
655	3.000%, 2/01/28	2/24 at 100.00	Aa2	690,933
1,185	3.000%, 2/01/29	2/24 at 100.00	Aa2	1,239,249
NUVEEN      9

Nuveen Minnesota Intermediate Municipal Bond Fund (continued)
Portfolio of Investments	August 31, 2016 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$ 620	OtterTail County, Minnesota, General Obligation Bonds, Disposal System - Prairie Lakes Municipal Authority, Series 2011, 4.750%, 5/01/27 (Alternative Minimum Tax)	5/21 at 100.00	AA+	$ 701,115
1,880	Perham Independent School District 549, Minnesota, General Obligation Bonds, Series 2016A, 3.000%, 2/01/30	2/24 at 100.00	Aa2	1,927,846
500	Robbinsdale Independent School District 281, Hennepin County, Minnesota, General Obligation Bonds, Series 2008B, 4.500%, 2/01/21	2/18 at 100.00	Aa2	524,815
2,000	Robbinsdale Independent School District 281, Hennepin County, Minnesota, General Obligation Bonds, Series 2016C, 3.000%, 2/01/32	2/26 at 100.00	AA+	2,073,200
1,140	Rochester, Minnesota, General Obligation Bonds, Waste Water Series 2007A, 4.000%, 12/01/18	6/17 at 100.00	AAA	1,168,477
1,595	Rushford Peterson Independent School District 239, Minnesota, General Obligation Bonds, School Building Series 2015A, 4.000%, 2/01/29	2/25 at 100.00	Aa2	1,827,439
1,100	Saint Cloud Independent School District 742, Stearns County, Minnesota, General Obligation Bonds, Series 2015A, 4.000%, 2/01/30	2/25 at 100.00	Aa2	1,265,033
600	Saint Louis County Independent School District 2142, Minnesota, General Obligation Bonds, Refunding School Building Series 2014A, 3.500%, 2/01/23	2/22 at 100.00	AA+	664,860
1,565	Saint Michael Independent School District 885, Wright County, Minnesota, General Obligation Bonds, Refunding Series 2014A, 4.000%, 2/01/26	2/24 at 100.00	Aa2	1,822,302
860	Sartell Independent School District 748, Stearns County, Minnesota, General Obligation Bonds, School Building Series 2016A, 3.000%, 2/01/18	No Opt. Call	Aa2	888,019
1,215	Shakopee Independent School District 720, Scott County, Minnesota, General Obligation Bonds, School Building Series 2015A, 5.000%, 2/01/23	No Opt. Call	Aa2	1,492,615
2,920	South Washington County Independent School District 833, Minnesota, General Obligation Bonds, School Building Series 2016C, 3.000%, 2/01/30	2/26 at 100.00	Aa2	3,024,390
1,240	South Washington County Independent School District 833, Minnesota, General Obligation Bonds, Alternate Facilities Series 2014A, 3.500%, 2/01/27	2/24 at 100.00	Aa2	1,377,987
2,000	Stillwater Independent School District 834, Washington County, Minnesota, General Obligation Bonds, School Building Series 2015A, 4.000%, 2/01/28	2/24 at 100.00	Aa2	2,293,460
345	Waite Park, Minnesota, General Obligation Bonds, Tax Abatement Series 2016A, 3.000%, 12/15/31	12/23 at 100.00	AA	354,332
640	Wright County, Minnesota, General Obligation Bonds, Jail Series 2007A, 4.500%, 12/01/20	12/17 at 100.00	AA+	669,664
60,690	Total Tax Obligation/General			67,182,998
	Tax Obligation/Limited – 4.7%
780	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.000%, 1/01/31	1/22 at 100.00	A	870,995
	Hennepin County, Minnesota, Sales Tax Revenue Bonds, Ballpark Project, Second Lien Series 2008B:
690	4.375%, 12/15/22	12/17 at 100.00	AA+	722,402
1,000	5.000%, 12/15/29	12/17 at 100.00	AA+	1,053,900
500	Intermediate School District 287, Minnesota, Certificates of Participation, Refunding Series 2016A, 4.000%, 5/01/27 (WI/DD, Settling 9/15/16)	5/25 at 100.00	Aa2	575,320
2,685	Minneapolis Special School District 1, Hennepin County, Minnesota, Certificates of Participation, Full Term Series 2015D, 3.000%, 2/01/29	2/24 at 100.00	AA+	2,806,523
10      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Minneapolis, Minnesota, Tax Increment Revenue Bonds, Grant Park Project, Refunding Series 2015:
$ 215	3.050%, 3/01/21	No Opt. Call	N/R	$ 222,174
495	3.650%, 3/01/24	3/23 at 100.00	N/R	520,765
200	3.800%, 3/01/25	3/23 at 100.00	N/R	210,964
200	4.000%, 3/01/27	3/23 at 100.00	N/R	212,102
	Minneapolis, Minnesota, Tax Increment Revenue Bonds, Ivy Tower Project, Series 2015:
1,115	4.000%, 3/01/25	3/24 at 100.00	N/R	1,168,565
500	5.000%, 3/01/29	3/24 at 100.00	N/R	548,320
340	Minneapolis, Minnesota, Tax Increment Revenue Bonds, Village at St. Anthony Falls Project, Refunding Series 2015, 4.000%, 3/01/24	3/23 at 100.00	N/R	354,640
1,170	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds, Series 2015C, 4.000%, 8/01/27	8/24 at 100.00	AA	1,331,273
350	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds, Series 2016A, 4.000%, 8/01/32 (WI/DD, Settling 9/01/16)	8/25 at 100.00	AA	390,537
1,185	Minnesota Housing Finance Agency, Nonprofit Housing Bonds, State Appropriation Series 2011, 5.250%, 8/01/27	8/21 at 100.00	AA	1,380,786
	Northeast Metropolitan Intermediate School District 916, White Bear Lake, Minnesota, Certificates of Participation, Series 2015B:
605	3.125%, 2/01/29	2/25 at 100.00	A1	648,294
350	3.250%, 2/01/30	2/25 at 100.00	A1	374,475
	Saint Paul Housing and Redevelopment Authority, Minnesota, Recreational Facility Lease Revenue Bonds, Jimmy Lee Recreational Center, Series 2008:
190	4.500%, 12/01/19	12/17 at 100.00	AA+	198,833
290	4.500%, 12/01/20	12/17 at 100.00	AA+	303,149
735	Saint Paul, Minnesota, Sales Tax Revenue Bonds, Series 2014G, 5.000%, 11/01/29	11/24 at 100.00	A+	901,492
1,895	University of Minnesota, Special Purpose Revenue Bonds, State Supported Biomedical Science Research Facilities Funding Program, Series 2011B, 5.000%, 8/01/23	8/21 at 100.00	AA	2,249,763
15,490	Total Tax Obligation/Limited			17,045,272
	Transportation – 5.4%
	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Senior Lien Series 2009A:
1,000	4.000%, 1/01/19	No Opt. Call	AA-	1,076,480
1,000	5.000%, 1/01/20	1/19 at 100.00	AA-	1,099,090
500	5.000%, 1/01/21	1/19 at 100.00	AA-	549,055
1,630	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Subordinate Lien Series 2010D, 4.000%, 1/01/23 (Alternative Minimum Tax)	1/20 at 100.00	A+	1,748,762
2,330	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Subordinate Lien, Refunding Series 2011A, 5.000%, 1/01/25	1/21 at 100.00	A+	2,707,017
	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Subordinate Lien, Refunding Series 2012B:
2,550	5.000%, 1/01/29	1/22 at 100.00	A+	3,000,050
2,750	5.000%, 1/01/30	1/22 at 100.00	A+	3,230,562
2,000	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Subordinate Lien, Refunding Series 2014A, 5.000%, 1/01/30	1/24 at 100.00	A+	2,422,500
NUVEEN      11

Nuveen Minnesota Intermediate Municipal Bond Fund (continued)
Portfolio of Investments	August 31, 2016 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
	St Paul Housing and Redevelopment Authority, Minnesota, Parking Revenue Bonds, Parking Facilities Project, Refunding Series 2010A:
$ 805	4.000%, 8/01/21	8/18 at 102.00	A+	$ 867,049
895	4.125%, 8/01/23	8/18 at 102.00	A+	965,920
935	4.250%, 8/01/24	8/18 at 102.00	A+	1,011,492
575	4.250%, 8/01/25	8/18 at 102.00	A+	621,236
16,970	Total Transportation			19,299,213
	U.S. Guaranteed – 8.6% (4)
600	Bemidji, Minnesota, Health Care Facilities First Mortgage Revenue Bonds, North Country Health Services, Refunding Series 2006, 5.000%, 9/01/17 (Pre-refunded 9/01/16)	9/16 at 100.00	N/R (4)	600,000
350	Burnsville Independent School District 191, Dakota and Scott Counties, Minnesota, General Obligation Bonds, Series 2007A, 4.200%, 2/01/25 (Pre-refunded 2/01/17) – AGM Insured	2/17 at 100.00	Aa2 (4)	355,184
1,200	Burnsville Independent School District 191, Dakota and Scott Counties, Minnesota, General Obligation Bonds, Series 2008A, 4.250%, 2/01/20 (Pre-refunded 2/01/18)	2/18 at 100.00	Aa2 (4)	1,259,904
	Dakota County Community Development Agency, Minnesota, Governmental Housing Development General Obligation Bonds, Senior Housing Facilities, Series 2007A:
510	4.375%, 1/01/19 (Pre-refunded 7/01/17)	7/17 at 100.00	Aaa	525,479
215	4.500%, 1/01/20 (Pre-refunded 7/01/17)	7/17 at 100.00	Aaa	221,747
1,910	Duluth Independent School District 709, Minnesota, Certificates of Participation, Series 2008B, 4.000%, 2/01/19 (ETM)	No Opt. Call	AA+ (4)	2,062,208
1,185	Duluth Independent School District 709, Saint Louis County, Minnesota, General Obligation Bonds, Series 2008A, 4.250%, 2/01/22 (Pre-refunded 2/01/18) – AGM Insured	2/18 at 100.00	Aa2 (4)	1,245,719
	Duluth, Minnesota, General Obligation Bonds, DECC Improvement Series 2008A:
1,160	4.500%, 2/01/21 (Pre-refunded 2/01/18)	2/18 at 100.00	AA (4)	1,224,368
465	4.500%, 2/01/22 (Pre-refunded 2/01/18)	2/18 at 100.00	AA (4)	490,803
1,100	4.625%, 2/01/24 (Pre-refunded 2/01/18)	2/18 at 100.00	AA (4)	1,162,975
1,630	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health Services, Series 2008B, 6.500%, 11/15/38 (Pre-refunded 11/15/18) – AGC Insured	11/18 at 100.00	AA (4)	1,839,129
4,575	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Hospital and Healthcare Services, Series 2008A, 6.375%, 11/15/23 (Pre-refunded 11/15/18)	11/18 at 100.00	A+ (4)	5,149,483
3,495	Minneapolis, Minnesota, Revenue Bonds, National Marrow Donor Program Project, Series 2010, 4.250%, 8/01/20 (Pre-refunded 8/01/18)	8/18 at 100.00	N/R (4)	3,734,477
330	Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint Olaf College, Refunding Series 2007-6O, 5.000%, 10/01/16 (ETM)	No Opt. Call	N/R (4)	331,244
	Minnesota Higher Education Facilities Authority, Revenue Bonds, University of Saint Thomas, Series 2009-6X:
500	4.500%, 4/01/21 (Pre-refunded 4/01/17)	4/17 at 100.00	A2 (4)	511,590
1,250	5.000%, 4/01/24 (Pre-refunded 4/01/17)	4/17 at 100.00	A2 (4)	1,282,612
1,000	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System Project, Series 2008D, 5.375%, 5/01/31 (Pre-refunded 5/01/19) – AGC Insured	5/19 at 100.00	A1 (4)	1,123,150
965	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System Project, Series 2010A, 4.250%, 5/01/21 (Pre-refunded 5/01/20)	5/20 at 100.00	N/R (4)	1,085,123
2,500	Saint Louis Park, Minnesota, Health Care Facilities Revenue Bonds, Park Nicollet Health Services, Refunding Series 2008C, 5.625%, 7/01/26 (Pre-refunded 07/01/18)	7/18 at 100.00	Aaa	2,729,400
12      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (4) (continued)
$ 1,480	Saint Louis Park, Minnesota, Health Care Facilities Revenue Bonds, Park Nicollet Health Services, Refunding Series 2009, 5.500%, 7/01/29 (Pre-refunded 7/01/19)	7/19 at 100.00	Aaa	$ 1,680,052
1,350	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Facility Revenue Bonds, HealthPartners Obligated Group, Series 2006, 5.250%, 5/15/19 (Pre-refunded 11/15/16)	11/16 at 100.00	Aaa	1,363,473
	Stevens County Housing and Redevelopment Authority, Minnesota, Public Project Revenue Bonds, Series 2009A:
325	4.000%, 2/01/19 (ETM)	No Opt. Call	AA- (4)	350,818
340	4.100%, 2/01/20 (ETM)	No Opt. Call	AA- (4)	378,233
200	Zumbrota-Mazeppa Independent School District 2805, Wabasha County, Minnesota, General Obligation Bonds, Alternate Facilities Series 2008A, 4.000%, 2/01/19 (Pre-refunded 2/01/18)	2/18 at 100.00	AA+ (4)	209,050
28,635	Total U.S. Guaranteed			30,916,221
	Utilities – 13.9%
	Brainerd, Minnesota, Electric Utility Revenue Bonds, Series 2014A:
395	3.500%, 12/01/22 – AGM Insured	No Opt. Call	AA	442,206
475	4.000%, 12/01/28	12/24 at 100.00	AA	535,539
495	4.000%, 12/01/29	12/24 at 100.00	AA	552,925
1,140	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/25 – AGM Insured	10/22 at 100.00	AA	1,355,255
	Hutchinson, Minnesota, Public Utility Revenue Bonds, Refunding Series 2012A:
500	5.000%, 12/01/25	12/22 at 100.00	A1	604,240
670	5.000%, 12/01/26	12/22 at 100.00	A1	806,539
500	Litchfield, Minnesota, Electric Utility Revenue Bonds, Series 2009C, 5.000%, 2/01/29 – AGC Insured	2/18 at 100.00	AA	528,245
340	Marshall, Minnesota, Public Utility Revenue Bonds, Series 2009A, 3.750%, 7/01/18 – AGC Insured	No Opt. Call	AA	358,214
	Minnesota Municipal Power Agency, Electric Revenue Bonds, Refunding Series 2007:
420	4.125%, 10/01/17	No Opt. Call	A2	435,519
1,000	5.250%, 10/01/22	10/17 at 100.00	A2	1,048,790
	Minnesota Municipal Power Agency, Electric Revenue Bonds, Refunding Series 2014:
500	5.000%, 10/01/29	10/24 at 100.00	A2	611,960
500	5.000%, 10/01/30	10/24 at 100.00	A2	609,765
1,000	Minnesota Municipal Power Agency, Electric Revenue Bonds, Refunding Series 2014A, 3.500%, 10/01/28	10/24 at 100.00	A2	1,081,330
	Minnesota Municipal Power Agency, Electric Revenue Bonds, Series 2016:
1,595	5.000%, 10/01/35	10/26 at 100.00	A2	1,967,640
440	4.000%, 10/01/41	10/26 at 100.00	A2	493,491
	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Refunding Series 2007A:
460	5.000%, 1/01/17 – AMBAC Insured	No Opt. Call	A-	466,757
1,050	5.000%, 1/01/19 – AGC Insured	1/18 at 100.00	AA	1,107,635
	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Refunding Series 2008A:
1,825	5.000%, 1/01/18 – AGC Insured	No Opt. Call	AA	1,927,948
2,155	5.000%, 1/01/21 – AGC Insured	1/18 at 100.00	AA	2,271,521
NUVEEN      13

Nuveen Minnesota Intermediate Municipal Bond Fund (continued)
Portfolio of Investments	August 31, 2016 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$ 2,940	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Series 2010A-1, 5.000%, 1/01/20	No Opt. Call	A-	$ 3,331,814
1,430	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Series 2013A, 5.000%, 1/01/30	1/23 at 100.00	A-	1,685,827
570	Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding Series 2013B, 5.000%, 12/01/33	12/23 at 100.00	Aa3	700,399
750	Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding Series 2015E, 3.000%, 12/01/29	12/25 at 100.00	Aa3	792,968
295	Shakopee Public Utilities Commission, Minnesota, Public Utilities Crossover Refunding Revenue Bonds, Series 2006A, 4.250%, 2/01/18 – AGM Insured	2/17 at 100.00	A1	295,903
2,500	Southern Minnesota Municipal Power Agency Power Supply System Revenue Bonds, Series 2015A, 4.000%, 1/01/30	1/26 at 100.00	A+	2,882,325
	Southern Minnesota Municipal Power Agency, Power Supply System Revenue Bonds, Series 1994A:
3,500	0.000%, 1/01/20 – NPFG Insured	No Opt. Call	AA-	3,340,400
5,000	0.000%, 1/01/21 – NPFG Insured	No Opt. Call	AA-	4,691,500
1,250	Western Minnesota Municipal Power Agency, Power Supply Revenue Bonds, Refunding Series 2012A, 5.000%, 1/01/29	1/23 at 100.00	Aa3	1,510,837
	Western Minnesota Municipal Power Agency, Power Supply Revenue Bonds, Refunding Series 2015A:
1,335	5.000%, 1/01/31	1/26 at 100.00	Aa3	1,670,539
1,000	5.000%, 1/01/33	1/26 at 100.00	Aa3	1,241,730
	Western Minnesota Municipal Power Agency, Power Supply Revenue Bonds, Series 2014A:
2,850	5.000%, 1/01/29	1/24 at 100.00	Aa3	3,482,614
2,750	5.000%, 1/01/30	1/24 at 100.00	Aa3	3,358,300
1,000	5.000%, 1/01/31	1/24 at 100.00	Aa3	1,216,590
2,150	5.000%, 1/01/32	1/24 at 100.00	Aa3	2,607,455
44,780	Total Utilities			50,014,720
	Water and Sewer – 1.3%
	Buffalo, Minnesota, Water and Sewer Revenue Bonds, Refunding Series 2014A:
1,905	4.000%, 11/01/24 – BAM Insured	11/23 at 100.00	AA	2,215,458
2,000	4.000%, 11/01/28 – BAM Insured	11/23 at 100.00	AA	2,262,920
250	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2016, 5.000%, 7/01/22	No Opt. Call	A-	292,600
4,155	Total Water and Sewer			4,770,978
$ 319,725	Total Long-Term Investments (cost $329,513,027)			353,692,152

14      NUVEEN

Shares	Description (1)	Value
	SHORT-TERM INVESTMENTS – 2.0%
	MONEY MARKET FUNDS – 2.0%
7,198,512	Federated Minnesota Municipal Cash Trust, 0.290% (5)	$ 7,198,512
	Total Short-Term Investments (cost $7,198,512)	7,198,512
	Total Investments (cost $336,711,539) – 100.3%	360,890,664
	Other Assets Less Liabilities – (0.3)%	(1,139,840)
	Net Assets – 100%	$ 359,750,824
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$353,692,152	$ —	$353,692,152
Short-Term Investments:
Money Market Funds	7,198,512	—	—	7,198,512
Total	$7,198,512	$353,692,152	$ —	$360,890,664
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of August 31, 2016, the cost of investments was $336,478,892.
Gross unrealized appreciation and gross unrealized depreciation of investments as of August 31, 2016, were as follows:
Gross unrealized:
Appreciation	$24,412,348
Depreciation	(576)
Net unrealized appreciation (depreciation) of investments	$24,411,772
NUVEEN      15

Nuveen Minnesota Intermediate Municipal Bond Fund (continued)
Portfolio of Investments	August 31, 2016 (Unaudited)
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.
(ETM)	Escrowed to maturity.
N/A	Not Applicable
(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
16      NUVEEN

Nuveen Minnesota Municipal Bond Fund
Portfolio of Investments	August 31, 2016 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 95.4%
	MUNICIPAL BONDS – 95.4%
	Consumer Staples – 0.6%
$ 1,800	Moorhead, Minnesota, Recovery Zone Facility Revenue Bonds, American Crystal Sugar Company Project, Series 2010, 5.650%, 6/01/27	7/20 at 100.00	BBB+	$ 2,020,986
	Education and Civic Organizations – 15.2%
660	Anoka County, Minnesota, Charter School Lease Revenue Bonds, Spectrum Building Company, Series 2012A, 5.000%, 6/01/43	No Opt. Call	BBB-	712,133
1,680	Anoka County, Minnesota, Charter School Lease Revenue Bonds, Spectrum Building Company, Series 2014A, 5.000%, 6/01/47	6/20 at 102.00	BBB-	1,805,446
65	Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint Croix Preparatory Academy, Refunding Series 2016A, 4.250%, 8/01/46	8/26 at 100.00	BB+	66,051
800	Chaska, Minnesota, Lease Revenue Bonds, World Learner School Project, Series, 8.000%, 12/01/43	12/21 at 100.00	BB+	948,440
100	City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds, DaVinci Academy Project,Series 2016A, 5.000%, 7/01/36	7/24 at 102.00	N/R	106,302
1,515	City of Woodbury, Minnesota, Charter School Lease Revenue Bonds, Math and Science Academy Building Company, Series 2012A, 5.000%, 12/01/43	No Opt. Call	BBB-	1,632,200
	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy Project, Series 2015A:
405	5.250%, 7/01/37	7/25 at 100.00	BB+	440,138
500	5.500%, 7/01/50	7/25 at 100.00	BB+	548,300
	Duluth Housing & Redevelopment Authority, Minnesota, Lease Revenue Bonds, Duluth Public Schools Academy, Series 2010A:
1,750	5.600%, 11/01/30	11/18 at 102.00	BBB-	1,863,348
875	5.875%, 11/01/40	11/20 at 100.00	BBB-	936,950
1,000	Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes International Language Academy, Series 2014A, 5.750%, 8/01/44	8/22 at 100.00	BB+	1,111,060
100	Greenwood, Minnesota, Charter School Lease Revenue Bonds, Main Street School of Performing Arts Project, Series 2016A, 5.000%, 7/01/36	7/26 at 100.00	N/R	100,224
	Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble Academy Project, Series 2014A:
600	5.000%, 7/01/29	7/24 at 100.00	BB+	642,894
1,000	5.000%, 7/01/34	7/24 at 100.00	BB+	1,055,610
525	5.000%, 7/01/44	7/24 at 100.00	BB+	549,192
3,805	Independence, Minnesota, Charter School Lease Revenue Bonds, Beacon Academy Project, Series 2016A, 5.000%, 7/01/46	7/26 at 100.00	N/R	3,811,316
100	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Hiawatha Academies Project, Series 2016A, 5.000%, 7/01/47	7/24 at 102.00	N/R	103,376
	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Yinghua Academy Project, Series 2013A:
2,740	6.000%, 7/01/43	7/23 at 100.00	BB	3,002,903
1,260	6.125%, 7/01/48	7/23 at 100.00	BB	1,382,787
NUVEEN      17

Nuveen Minnesota Municipal Bond Fund (continued)
Portfolio of Investments	August 31, 2016 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Augsburg College, Series 2014-8-C:
$ 440	3.350%, 5/01/22	5/21 at 100.00	Baa3	$ 462,343
395	3.500%, 5/01/23	5/21 at 100.00	Baa3	416,650
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Bethel University, Refunding Series 2007-6-R:
1,725	5.500%, 5/01/26	5/17 at 100.00	N/R	1,752,824
820	5.500%, 5/01/27	5/17 at 100.00	N/R	832,792
1,520	5.500%, 5/01/37	5/17 at 100.00	N/R	1,541,599
695	Minnesota Higher Education Facilities Authority, Revenue Bonds, College of St. Benedict, Series 2016-8K, 4.000%, 3/01/43	3/26 at 100.00	Baa1	756,883
1,835	Minnesota Higher Education Facilities Authority, Revenue Bonds, College of St. Scholastica, Inc., Series 2011-7J, 6.300%, 12/01/40	12/19 at 100.00	Baa2	2,067,201
1,000	Minnesota Higher Education Facilities Authority, Revenue Bonds, Gustavus Adolfus College, Series 2010-7B, 5.000%, 10/01/31	10/19 at 100.00	A3	1,107,060
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Hamline University, Series 2011-7K1:
625	6.000%, 10/01/32	10/21 at 100.00	Baa2	736,644
2,000	6.000%, 10/01/40	10/21 at 100.00	Baa2	2,339,440
1,390	Minnesota Higher Education Facilities Authority, Revenue Bonds, Macalester College, Series 201528J, 3.250%, 3/01/30	3/25 at 100.00	Aa3	1,470,481
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint John?s University, Series 2015-8I:
350	5.000%, 10/01/33	10/25 at 100.00	A2	427,700
385	5.000%, 10/01/34	10/25 at 100.00	A2	469,061
1,950	Moorhead, Minnesota, Educational Facilities Revenue Bonds, The Concordia College Corporation Project, Series 2016, 5.000%, 12/01/40	12/25 at 100.00	Baa1	2,302,618
1,130	Otsego, Minnesota, Charter School Lease Revenue Bonds, Kaleidoscope Charter School Project, Series 2014A, 5.000%, 9/01/44	9/24 at 100.00	BB+	1,198,772
650	Ramsey, Anoka County, Minnesota, Lease Revenue Bonds, PACT Charter School Project, Series 2004A, 5.500%, 12/01/33	12/21 at 100.00	BBB-	715,091
560	Rice County, Minnesota Educational Facility Revenue Bonds, Shattuck Saint Mary's School Project, Series 2015, 5.000%, 8/01/22	No Opt. Call	BB	607,018
130	Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride Academy Project, Series 2016A, 5.000%, 4/01/46	4/26 at 100.00	BB-	133,292
	Saint Paul Housing and Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Hmong Education Reform Company, Series 2012A:
1,560	5.250%, 9/01/32	No Opt. Call	BB+	1,650,667
1,695	5.500%, 9/01/43	9/20 at 101.00	BB+	1,798,073
1,500	Saint Paul Housing and Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Nova Classical Academy, Series 2011A, 6.625%, 9/01/42	9/21 at 100.00	BBB-	1,738,275
	Saint Paul Housing and Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Twin Cities Academy Project, Series 2015A:
625	5.300%, 7/01/45	7/25 at 100.00	BB	658,838
1,030	5.375%, 7/01/50	7/25 at 100.00	BB	1,088,875
1,450	Saint Paul Housing and Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Twin Cities German Immersion School, Series 2013A, 5.000%, 7/01/44	No Opt. Call	BB+	1,518,208
18      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$ 2,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Educational Facility Revenue Refunding Bonds, Saint Paul Academy and Summit School Project, Series 2007, 5.000%, 10/01/24	10/17 at 100.00	A3	$ 2,085,800
	Saint Paul Housing and Redevelopment Authority, Minnesota, Lease Revenue Bonds, Saint Paul Conservatory for Performing Artists Charter School Project, Series 2013A:
185	2.400%, 3/01/17	No Opt. Call	BBB-	184,735
185	2.600%, 3/01/18	No Opt. Call	BBB-	184,595
1,435	St. Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, Higher Ground Academy Charter School, Series 2013A, 5.000%, 12/01/33	12/22 at 100.00	BBB-	1,544,074
580	St. Paul Housing and Redevelopment Authority, Minnesota, Perfromaing Arts Facility Revenue Bonds, Ordway Center for the Performing Arts, Series 2012, 2.200%, 7/01/18	No Opt. Call	N/R	580,319
1,540	University of Minnesota, General Revenue Bonds, Series 2011A, 5.250%, 12/01/29	12/20 at 100.00	Aa1	1,812,103
20	Winona Port Authority, Minnesota, Charter School Lease Revenue Bonds, Bluffview Montessori School Project, Refunding Series 2016, 4.750%, 6/01/46	6/24 at 100.00	N/R	20,231
50,885	Total Education and Civic Organizations			55,020,932
	Health Care – 12.4%
2,470	Chippewa County, Minnesota, Gross Revenue Hospital Bonds, Montevideo Hospital Project, Series 2007, 5.500%, 3/01/37	3/17 at 100.00	N/R	2,501,888
	Glencoe, Minnesota, Health Care Facilities Revenue Bonds, Glencoe Regional Health Services Project, Series 2013:
375	4.000%, 4/01/22	No Opt. Call	BBB	415,586
500	4.000%, 4/01/27	4/22 at 100.00	BBB	540,140
760	4.000%, 4/01/31	4/22 at 100.00	BBB	814,340
2,500	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific Health Obligated Group, Series 2010B, 5.750%, 7/01/40	7/20 at 100.00	A1	2,851,650
	Housing and Redevelopment Authority of the City of Saint Paul, Minnesota, Health Care Facilities Revenue Refunding Bonds, HealthPartners Obligated Group, Series 2015A:
3,450	5.000%, 7/01/30	7/25 at 100.00	A	4,235,565
4,500	4.000%, 7/01/35	7/25 at 100.00	A	4,984,875
	Maple Grove, Minnesota, Health Care Facilities Revenue Bonds, Maple Grove Hospital Corporation, Series 2007:
25	5.000%, 5/01/20	5/17 at 100.00	Baa1	25,736
1,800	4.500%, 5/01/23	5/17 at 100.00	Baa1	1,843,164
1,000	5.250%, 5/01/25	5/17 at 100.00	Baa1	1,027,930
1,000	Maple Grove, Minnesota, Health Care Facilities Revenue Refunding Bonds, North Memorial Health Care, Series 2015, 4.000%, 9/01/35	9/25 at 100.00	Baa1	1,082,880
580	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health Services, Series 2008B, 6.500%, 11/15/38 – AGC Insured	11/18 at 100.00	AA	646,445
	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health Services, Series 2015A:
485	4.000%, 11/15/40	11/25 at 100.00	A+	527,612
2,000	5.000%, 11/15/44	11/25 at 100.00	A+	2,377,120
130	Minneapolis-Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Children's Health Care, Series 2004A-1 Remarketed, 4.625%, 8/15/29 – AGM Insured	8/20 at 100.00	AA	143,300
NUVEEN      19

Nuveen Minnesota Municipal Bond Fund (continued)
Portfolio of Investments	August 31, 2016 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$ 2,435	Minneapolis-Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Children's Health Care, Series 2010A, 5.250%, 8/15/35	8/20 at 100.00	A+	$ 2,800,080
1,005	Minnesota Agricultural and Economic Development Board, Health Care Facilities Revenue Bonds, Essentia Health Obligated Group, Refunding Series 2008C-1, 5.000%, 2/15/30 – AGC Insured	2/20 at 100.00	AA	1,119,781
1,700	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Olmsted Medical Center Project, Series 2010, 5.875%, 7/01/30	7/20 at 100.00	A-	1,970,504
60	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System Project, Series 2010A, 5.125%, 5/01/30	5/20 at 100.00	A1	68,017
1,000	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System, Series 2016A, 4.000%, 5/01/37	5/26 at 100.00	A1	1,116,690
3,060	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Allina Health System, Series 2009A-1, 5.250%, 11/15/29	11/19 at 100.00	AA-	3,467,806
2,060	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Gillette Children's Specialty Healthcare Project, Series 2009, 5.000%, 2/01/29	2/19 at 100.00	A-	2,223,605
1,375	Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, Regions Hospital Parking Ramp Project, Series 2007-1, 5.000%, 8/01/36	11/16 at 100.00	N/R	1,376,568
	Shakopee, Minnesota, Health Care Facilities Revenue Bonds, Saint Francis Regional Medical Center, Refunding Series 2014:
1,980	4.000%, 9/01/31	9/24 at 100.00	A	2,191,880
1,410	5.000%, 9/01/34	9/24 at 100.00	A	1,671,456
	St. Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds, HealthEast Inc., Series 2015A:
110	5.250%, 11/15/35	11/20 at 100.00	BBB-	123,332
530	5.000%, 11/15/40	11/25 at 100.00	BBB-	628,988
	Winona, Minnesota, Health Care Facilities Revenue Bonds, Winona Health Obligated Group, Refunding Series 2012:
500	3.750%, 7/01/21	No Opt. Call	BBB	543,840
350	4.000%, 7/01/22	7/21 at 100.00	BBB	381,336
1,270	4.500%, 7/01/24	7/21 at 100.00	BBB	1,398,308
40,420	Total Health Care			45,100,422
	Housing/Multifamily – 0.7%
2,500	Rochester, Minnesota, Multifamily Housing Revenue Bonds, Essex Place Apartments Project, Series 2012A, 3.750%, 6/01/29	6/22 at 100.00	Aaa	2,685,650
	Housing/Single Family – 1.2%
80	Minneapolis-Saint Paul Housing Finance Board, Minnesota, Single Family Mortgage Revenue Bonds, City Living Home Program, Market Series 2011B, 4.100%, 12/01/29	6/21 at 100.00	AA+	83,349
71	Minneapolis-Saint Paul Housing Finance Board, Minnesota, Single Family Mortgage Revenue Bonds, City Living Series 2006A-4, 5.000%, 11/01/38 (Alternative Minimum Tax)	11/16 at 100.00	AA+	72,899
235	Minneapolis-Saint Paul Housing Finance Board, Minnesota, Single Family Mortgage Revenue Bonds, City Living Series 2007A-2, 5.520%, 3/01/41 (Alternative Minimum Tax)	5/17 at 102.00	AA+	249,906
75	Minnesota Housing Finance Agency, Homeownership Finance Bonds, Mortgage-Backed Securities Program, Series 2011B, 4.000%, 7/01/21	No Opt. Call	Aaa	84,305
20      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Housing/Single Family (continued)
	Minnesota Housing Finance Agency, Homeownership Finance Bonds, Mortgage-Backed Securities Program, Series 2011D:
$ 40	4.375%, 7/01/26	7/21 at 100.00	Aaa	$ 41,466
545	4.700%, 1/01/31	7/21 at 100.00	Aaa	598,732
20	Minnesota Housing Finance Agency, Homeownership Finance Bonds, Mortgage-Backed Securities Program, Series 2011E, 4.000%, 7/01/26	7/21 at 100.00	Aaa	20,829
20	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2006Q, 5.250%, 7/01/33 (Alternative Minimum Tax)	7/17 at 100.00	AA+	20,341
1,425	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2015F, 3.300%, 7/01/29	7/25 at 100.00	AA+	1,520,090
1,500	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2016A, 3.200%, 1/01/33 (Alternative Minimum Tax)	7/25 at 100.00	AA+	1,549,605
4,011	Total Housing/Single Family			4,241,522
	Long-Term Care – 9.5%
1,500	Anoka County Housing and Redevelopment Authority, Minnesota, Health Care Facility Care Center Project, Series 2010D, 6.750%, 11/01/36	11/16 at 100.00	N/R	1,530,195
1,590	Anoka, Minnesota, Health Care and Housing Facility Revenue Bonds, The Homestead at Anoka, Inc. Project, Series 2014, 5.125%, 11/01/49	11/24 at 100.00	N/R	1,696,991
375	Center City, Minnesota, Health Care Facilities Revenue Bonds, Hazelden Betty Ford Foundation Project, Series 2014, 4.000%, 11/01/39	11/24 at 100.00	A3	408,352
1,600	Center City, Minnesota, Health Care Facilities Revenue Bonds, Hazelden Foundation Project, Series 2011, 5.000%, 11/01/41	11/19 at 100.00	A3	1,724,800
1,500	Chisago City, Minnesota, Housing and Health Care Revenue Bonds, CDL Homes, LLC Project, Series 2013B, 6.000%, 8/01/43	8/23 at 100.00	N/R	1,681,575
1,180	Cold Spring, Minnesota, Health Care Facilities Revenue Bonds, Assumption Home, Inc., Refunding Series 2013, 5.200%, 3/01/43	7/20 at 100.00	N/R	1,229,348
	Columbus, Minnesota, Senior Housing Revenue Bonds, Richfield Senior Housing, Inc., Refunding Series 2015:
575	5.250%, 1/01/40	1/23 at 100.00	N/R	605,619
1,175	5.250%, 1/01/46	1/23 at 100.00	N/R	1,227,628
725	Cottage Grove, Minnesota, Senior Housing Revenue Bonds, PHS/Cottage Grove, Inc., Project, Series 2006A, 5.000%, 12/01/31	11/16 at 100.00	N/R	725,812
1,195	Dakota County Community Development Agency, Minnesota, Senior Housing Revenue Bonds, Walker Highview Hills LLC Project, Refunding Series 2016A, 5.000%, 8/01/46 (WI/DD, Settling 9/15/16)	8/22 at 100.00	N/R	1,240,494
1,885	Lake Crystal, Minnesota, Housing and Health Care Revenue Bonds, Ecumen Second Century & Owatonna Senior Living Project, Refunding Series 2014A, 4.500%, 9/01/44 (Mandatory Put 9/01/24)	9/18 at 100.00	N/R	1,914,915
	Minneapolis, Minnesota, Revenue Bonds, Walker Minneapolis Campus Project, Refunding Series 2012:
450	5.000%, 11/15/24	11/22 at 100.00	N/R	497,641
1,500	4.750%, 11/15/28	11/22 at 100.00	N/R	1,596,375
1,500	Minneapolis, Minnesota, Senior Housing and Healthcare Revenue Bonds, Ecumen ? Abiitan Mill City Project, Series 2015, 5.250%, 11/01/45	5/23 at 100.00	N/R	1,583,520
1,000	Oak Park Heights, Minnesota, Senior Housing Revenue Bonds, Oakgreen Commons Project ? Memory Care Building, Series 2013, 6.500%, 8/01/43	8/20 at 102.00	N/R	1,106,500
NUVEEN      21

Nuveen Minnesota Municipal Bond Fund (continued)
Portfolio of Investments	August 31, 2016 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Long-Term Care (continued)
$ 1,715	Owatonna, Minnesota, Housing and Health Care Revenue Bonds, Ecumen?Second Century & Owatonna Senior Living Project, Refunding Series 2014B, 4.350%, 9/01/44 (Mandatory Put 9/01/24)	9/18 at 100.00	N/R	$ 1,742,217
2,700	Saint Louis Park, Minnesota, Health Care Facilities Revenue Bonds, Mount Olivet Careview Home Project, Series 2016B, 0.000%, 6/01/49	6/26 at 100.00	N/R	2,702,970
250	Saint Louis Park, Minnesota, Health Care Facilities Revenue Bonds, Mount Olivet Careview Home Project, Series 2016C, 3.150%, 6/01/28	6/21 at 101.00	N/R	254,210
1,908	Saint Paul Housing and Redevelopment Authority, Minnesota, Nursing Home Revenue Bonds, Episcopal Homes of Minnesota, Series 2006, 5.630%, 10/01/33	4/17 at 100.00	N/R	1,930,220
1,100	Saint Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Rossy & Richard Shaller Family Sholom East Campus, Series 2007A, 5.250%, 10/01/42	10/17 at 100.00	N/R	1,117,325
1,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Senior Housing and Health Care Revenue Bonds, Episcopal Homes Project, Refunding Series 2012A, 5.150%, 11/01/42	No Opt. Call	N/R	1,051,360
800	Sartell, Minnesota, Health Care and Housing Facilities Revenue Bonds, Country Manor Campus LLC Project, Series 2012A, 5.250%, 9/01/30	9/22 at 100.00	N/R	871,560
2,390	Sauk Rapids, Minnesota, Health Care and Housing Facilities Revenue Bonds, Good Shepherd Lutheran Home, Refunding Series 2013, 5.125%, 1/01/39	1/23 at 100.00	N/R	2,498,984
	Wayzata, Minnesota, Senior Housing Revenue Bonds, Folkestone Senior Living Community, Series 2012A:
260	5.000%, 5/01/23	5/19 at 102.00	N/R	283,083
680	5.000%, 11/01/23	5/19 at 102.00	N/R	740,370
700	5.500%, 11/01/32	5/19 at 102.00	N/R	762,538
330	6.000%, 5/01/47	5/19 at 102.00	N/R	359,654
1,200	West St. Paul, Minnesota, Health Care Facilities Revenue Bonds, Walker Thompson Hill LLC Project, Series 2011A, 7.000%, 9/01/46	9/19 at 100.00	N/R	1,284,360
32,783	Total Long-Term Care			34,368,616
	Materials – 0.5%
2,150	Saint Paul Port Authority, Minnesota, Solid Waste Disposal Revenue Bonds, Gerdau Saint Paul Steel Mill Project, Series 2012-7, 4.500%, 10/01/37 (Alternative Minimum Tax)	10/22 at 100.00	BBB-	1,946,288
	Tax Obligation/General – 29.5%
	Alexandria Independent School District 206, Douglas County, Minnesota, General Obligation Bonds, Refunding School Building Series 2015B:
1,710	5.000%, 2/01/25	No Opt. Call	Aa2	2,165,441
955	5.000%, 2/01/26	2/25 at 100.00	Aa2	1,204,847
1,875	Bemidji Independent School District 31, Beltrami County, Minnesota, General Obligation Bonds, Refunding Series 2015A, 3.000%, 4/01/30	4/26 at 100.00	AA+	1,975,706
10,000	Bemidji, Minnesota, General Obligation Bonds, Refunding Sales Tax Series 2011, 6.000%, 2/01/41	2/21 at 100.00	Aa3	11,914,400
1,000	Buffalo-Hanover-Montrose Independent School District 877, Minnesota, General Obligation Bonds, Refunding Series 2012A, 4.000%, 2/01/23	2/22 at 100.00	Aa2	1,145,880
1,705	Burnsville Independent School District 191, Dakota and Scott Counties, Minnesota, General Obligation Bonds, Refunding Alternative Facilities Series 2016A, 5.000%, 2/01/22	No Opt. Call	Aa2	2,052,701
22      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$ 2,485	Burnsville Independent School District 191, Dakota and Scott Counties, Minnesota, General Obligation Bonds, School Building Series 2015A, 3.250%, 2/01/35	2/25 at 100.00	Aa2	$ 2,612,133
1,005	Cambridge Independent School District 911, Isanti County, Minnesota, General Obligation Bonds, Refunding School Building Series 2016D, 5.000%, 2/01/25	No Opt. Call	Aa2	1,282,671
2,375	Chaska Independent School District 112, Carver County, Minnesota, General Obligation Bonds, School Building Series 2016A, 5.000%, 2/01/23	No Opt. Call	Aa2	2,940,772
915	Circle Pines Independent School District 12, Centennial, Minnesota, General Obligation Bonds, School Building Series 2015A, 0.000%, 2/01/34	2/25 at 70.20	AA+	522,337
1,000	Cloquet Independent School District 94, Carlton and Saint Louis Counties, Minnesota, General Obligation Bonds, School Building Series 2015B, 4.000%, 2/01/36	2/25 at 100.00	Aa2	1,104,410
	Cloquet Independent School District 94, Carlton and Sant Louis Counties, Minnesota, General Obligation Bonds, School Building Series 2015B:
1,000	5.000%, 2/01/26	2/25 at 100.00	Aa2	1,261,620
1,000	5.000%, 2/01/27	2/25 at 100.00	Aa2	1,250,190
1,100	Dakota County Community Development Agency, Minnesota, Governmental Housing Development General Obligation Bonds, Series 2015A, 4.000%, 1/01/42	1/23 at 100.00	Aaa	1,169,509
	Delano Independent School District 879, Minnesota, General Obligation Bonds, Refunding School Building Series 2016A:
2,000	3.000%, 2/01/32	2/26 at 100.00	Aa2	2,098,860
2,000	3.000%, 2/01/34	2/26 at 100.00	Aa2	2,073,940
2,225	3.000%, 2/01/35	2/26 at 100.00	Aa2	2,298,202
1,000	Duluth Independent School District 709, Saint Louis County, Minnesota, General Obligation Bonds, Series 2015B, 3.000%, 2/01/28	2/25 at 100.00	Aa2	1,059,440
1,000	Farmington Independent School District 192, Dakota County, Minnesota, General Obligation Bonds, Refunding School Building Series 2015A, 4.000%, 2/01/27	2/24 at 100.00	Aa2	1,155,460
	Forest Lake Independent School District 831, Washington County, Minnesota, General Obligation Bonds, School Building Series 2016A:
270	3.000%, 2/01/34	2/26 at 100.00	AA+	275,114
785	3.125%, 2/01/38	2/26 at 100.00	AA+	801,909
800	3.125%, 2/01/39	2/26 at 100.00	AA+	815,920
2,495	3.125%, 2/01/40	2/26 at 100.00	AA+	2,552,061
500	3.150%, 2/01/42	2/26 at 100.00	AA+	511,640
790	3.250%, 2/01/46	2/26 at 100.00	AA+	815,991
	Fridley Independent School District 14, Anoka County, Minnesota, General Obligation Bonds, Alternative Facility, Series 2016B:
2,000	5.000%, 2/01/27	2/26 at 100.00	Aa2	2,571,020
1,075	4.000%, 2/01/28	2/26 at 100.00	Aa2	1,262,545
2,500	Independent School District 2310(Sibley East), Minnesota, General Obligation School Building Bonds, Series 2015A, 4.000%, 2/01/40	2/25 at 100.00	Aa2	2,757,050
	Madison, Minnesota, General Obligation Bonds, Refunding Series 2015A:
660	3.600%, 1/01/35 – AGM Insured	1/23 at 100.00	AA	704,662
500	4.000%, 1/01/45 – AGM Insured	1/23 at 100.00	AA	534,585
1,000	Mahtomedi Independent School District 832, Minnesota, General Obligation Bonds, Refunding School Building Series 2014A, 5.000%, 2/01/26	2/25 at 100.00	AA+	1,274,240
2,000	Mankato Independent School District 77, Minnesota, General Obligation Bonds, School Building Series 2014A, 4.000%, 2/01/28	2/24 at 100.00	AA+	2,302,440
NUVEEN      23

Nuveen Minnesota Municipal Bond Fund (continued)
Portfolio of Investments	August 31, 2016 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Minneapolis Special School District 1, Hennepin County, Minnesota, General Obligation Bonds, Alternate Facility Series 2015A:
$ 995	3.000%, 2/01/28	2/24 at 100.00	AA+	$ 1,053,267
975	3.000%, 2/01/31	2/24 at 100.00	AA+	1,010,480
	Minneapolis Special School District 1, Hennepin County, Minnesota, General Obligation Bonds, Alternate Facility Series 2015B:
2,380	3.000%, 2/01/28	2/24 at 100.00	AA+	2,519,373
1,905	3.000%, 2/01/31	2/24 at 100.00	AA+	1,974,323
2,210	Minnesota State, General Obligation Bonds, Various Purpose Series 2013A, 5.000%, 8/01/21	No Opt. Call	AAA	2,648,132
1,500	Minnesota State, General Obligation Bonds, Various Purpose Series 2013D, 5.000%, 10/01/23	No Opt. Call	AAA	1,888,560
1,185	Minnesota State, General Obligation Bonds, Various Purpose Series 2015A, 5.000%, 8/01/32	8/25 at 100.00	AAA	1,506,135
2,000	Moorhead Independent School District 152, Clay County, Minnesota, General Obligation Bonds, Refunding School Building Series 2016A, 3.000%, 2/01/36	2/26 at 100.00	Aa2	2,043,540
	Mountain Iron-Buhl Independent School District 712, St. Louis County, Minnesota, General Obligation Bonds, School Building Series 2016A:
685	3.000%, 2/01/35	2/26 at 100.00	Aa2	703,125
4,305	3.000%, 2/01/37	2/26 at 100.00	Aa2	4,375,774
330	Owatonna Independent School District 761, Steele County, Minnesota, General Obligation Bonds, Series 2016A, 3.000%, 2/01/30	2/25 at 100.00	Aa2	344,236
	Perham Independent School District 549, Minnesota, General Obligation Bonds, Series 2016A:
1,000	3.000%, 2/01/35	2/24 at 100.00	Aa2	1,021,790
760	3.000%, 2/01/36	2/24 at 100.00	Aa2	774,911
800	3.000%, 2/01/37	2/24 at 100.00	Aa2	814,944
3,555	Robbinsdale Independent School District 281, Hennepin County, Minnesota, General Obligation Bonds, Series 2016C, 3.000%, 2/01/31	2/26 at 100.00	AA+	3,691,156
1,880	Rushford Peterson Independent School District 239, Minnesota, General Obligation Bonds, School Building Series 2015A, 3.000%, 2/01/33	2/25 at 100.00	Aa2	1,946,590
	Saint Cloud Independent School District 742, Stearns County, Minnesota, General Obligation Bonds, Series 2015A:
450	3.125%, 2/01/33	2/25 at 100.00	Aa2	472,622
525	3.125%, 2/01/35	2/25 at 100.00	Aa2	546,919
1,000	Saint James Independent School District 840, Minnesota, General Obligation Bonds, School Building Series 2015B, 4.000%, 2/01/45	2/26 at 100.00	AA+	1,125,150
2,005	Shakopee, Minnesota, General Obligation Tax Abatement Revenue Bonds, Series 2016A, 3.000%, 2/01/35	2/25 at 100.00	Aa1	2,096,348
475	South Washington County Independent School District 833, Minnesota, General Obligation Bonds, School Building Series 2016A, 5.000%, 2/01/25	No Opt. Call	Aa2	608,831
2,925	South Washington County Independent School District 833, Minnesota, General Obligation Bonds, School Building Series 2016C, 3.000%, 2/01/30	2/26 at 100.00	Aa2	3,029,569
	Spring Lake Independent School District 16, Anoka County, Minnesota, General Obligation Bonds, Refunding School Building Series 2016A:
775	3.000%, 2/01/33	2/26 at 100.00	Aa2	800,079
8,000	3.000%, 2/01/35	2/26 at 100.00	Aa2	8,111,600
24      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Waseca Independent School District 829, Steele, Rice, and Waseca Counties, Minnesota, General Obligation Bonds, Series 2015A:
$ 1,575	4.000%, 2/01/28	2/26 at 100.00	Aa2	$ 1,882,015
500	3.125%, 2/01/35	2/26 at 100.00	Aa2	527,755
1,130	Westonka Independent School District 277, Hennepin County, Minnesota, General Obligation Bonds, Series 2016A., 3.000%, 2/01/32	2/26 at 100.00	Aa2	1,179,065
97,550	Total Tax Obligation/General			107,163,985
	Tax Obligation/Limited – 3.9%
135	Minneapolis, Minnesota, Tax Increment Revenue Bonds, Grant Park Project, Refunding Series 2015, 4.000%, 3/01/30	3/23 at 100.00	N/R	139,932
325	Minneapolis, Minnesota, Tax Increment Revenue Bonds, Village at St. Anthony Falls Project, Refunding Series 2015, 4.000%, 3/01/27	3/23 at 100.00	N/R	336,105
1,090	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds, Series 2015C, 3.250%, 8/01/30	8/24 at 100.00	AA	1,143,573
	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds, Series 2016C:
385	4.000%, 8/01/34 (WI/DD, Settling 9/01/16)	8/25 at 100.00	AA	427,319
400	4.000%, 8/01/35 (WI/DD, Settling 9/01/16)	8/25 at 100.00	AA	442,292
	Minnetonka Independent School District 276, Hennepin County, Minnesota, Certificates of Participation, Series 2016O:
255	3.000%, 2/01/31 (WI/DD, Settling 9/30/16)	2/24 at 100.00	Aa1	255,663
325	3.000%, 2/01/36 (WI/DD, Settling 9/30/16)	2/24 at 100.00	Aa1	320,850
1,175	Moorhead, Minnesota, Golf Course Revenue Refunding Bonds, Series 1998B, 5.875%, 12/01/21	11/16 at 100.00	N/R	1,175,423
1,015	Northeast Metropolitan Intermediate School District 916, White Bear Lake, Minnesota, Certificates of Participation, Series 2013A, 4.000%, 2/01/22	No Opt. Call	A1	1,154,918
	Northeast Metropolitan Intermediate School District 916, White Bear Lake, Minnesota, Certificates of Particpation, Series 2015A:
1,470	3.625%, 2/01/34	2/25 at 100.00	A1	1,577,192
580	3.750%, 2/01/36	2/25 at 100.00	A1	622,618
2,250	Northeast Metropolitan Intermediate School District 916, White Bear Lake, Minnesota, Certificates of Particpation, Series 2015B, 4.000%, 2/01/42	2/25 at 100.00	A1	2,458,237
	Saint Paul Housing and Redevelopment Authority, Minnesota, Multifamily Housing Revenue Bonds, 2700 University at Westgate Station, Series 2015B:
500	4.250%, 4/01/25	4/23 at 100.00	N/R	520,670
430	4.875%, 4/01/30	4/23 at 100.00	N/R	447,910
1,665	5.250%, 4/01/43	4/23 at 100.00	N/R	1,727,721
500	Saint Paul Housing and Redevelopment Authority, Minnesota, Recreational Faility Lease Revenue Bonds, Jimmy Lee Recreational Center, Series 2008, 4.750%, 12/01/26	12/17 at 100.00	AA+	520,490
	Saint Paul Housing and Redevelopment Authority, Minnesota, Upper Landing Project Tax Increment Revenue Refunding Bonds, Series 2012:
150	5.000%, 9/01/26	No Opt. Call	N/R	160,898
800	5.000%, 3/01/29	No Opt. Call	N/R	853,992
13,450	Total Tax Obligation/Limited			14,285,803
NUVEEN      25

Nuveen Minnesota Municipal Bond Fund (continued)
Portfolio of Investments	August 31, 2016 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation – 4.4%
$ 1,000	Minneapolis, Minnesota, Recovery Zone Facility Revenue Bonds, Mozaic Parking, LLC Project, Series 2010A, 8.500%, 1/01/41	1/21 at 100.00	N/R	$ 1,029,050
4,000	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Senior Lien Series 2009B, 5.000%, 1/01/20 (Alternative Minimum Tax)	1/19 at 100.00	AA-	4,384,600
120	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Subordinate Lien Series 2010D, 4.000%, 1/01/23 (Alternative Minimum Tax)	1/20 at 100.00	A+	128,743
130	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Subordinate Lien, Refunding Series 2011A, 3.500%, 1/01/24	1/21 at 100.00	A+	140,186
275	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Subordinate Lien, Refunding Series 2012B, 5.000%, 1/01/28	No Opt. Call	A+	324,305
	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Subordinate Lien, Refunding Series 2014A:
2,000	5.000%, 1/01/31	1/24 at 100.00	A+	2,414,880
1,400	5.000%, 1/01/32	1/24 at 100.00	A+	1,686,174
800	5.000%, 1/01/33	1/24 at 100.00	A+	960,512
	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Subordinate Lien, Refunding Series 2014B:
1,000	5.000%, 1/01/25 (Alternative Minimum Tax)	1/24 at 100.00	A+	1,221,200
750	5.000%, 1/01/26 (Alternative Minimum Tax)	1/24 at 100.00	A+	914,167
	St Paul Housing and Redevelopment Authority, Minnesota, Parking Revenue Bonds, Parking Facilities Project, Refunding Series 2010A:
1,070	5.000%, 8/01/30	8/18 at 102.00	A+	1,167,702
1,500	5.000%, 8/01/35	8/18 at 102.00	A+	1,642,065
14,045	Total Transportation			16,013,584
	U.S. Guaranteed – 7.3% (4)
2,000	Baytown Township, Minnesota, Lease Revenue Bonds, Saint Croix Preparatory Academy Project, Series 2008, 5.750%, 8/01/42 (Pre-refunded 9/15/16) (4)	9/16 at 102.00	BB+	2,044,080
1,500	Baytown Township, Minnesota, Lease Revenue Bonds, Saint Croix Preparatory Academy Project, Series 2008A, 7.000%, 8/01/38 (Pre-refunded 9/15/16) (4)	9/16 at 102.00	BB+	1,533,795
1,135	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy PRoject, Series 2013A, 5.500%, 7/01/43 (Pre-refunded 7/01/23)	7/23 at 100.00	N/R (4)	1,420,861
2,000	Duluth Independent School District 709, Minnesota, Certificates of Participation, Series 2008B, 4.000%, 2/01/19 (ETM)	No Opt. Call	AA+ (4)	2,159,380
585	Lakeville Housing and Redevelopment Authority, Minnesota, Lease Revenue Bonds, Ice Arena Project, Series 2006, 4.625%, 2/01/32 (Pre-refunded 2/01/17)	2/17 at 100.00	Aa3 (4)	594,992
105	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health Services, Series 2008B, 6.500%, 11/15/38 (Pre-refunded 11/15/18) – AGC Insured	11/18 at 100.00	AA (4)	118,471
	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Hospital and Healthcare Services, Series 2008A:
100	6.000%, 11/15/18 (ETM)	No Opt. Call	A+ (4)	106,745
3,225	6.625%, 11/15/28 (Pre-refunded 11/15/18)	11/18 at 100.00	A+ (4)	3,647,572
245	6.750%, 11/15/32 (Pre-refunded 11/15/18)	11/18 at 100.00	A+ (4)	277,774
	Minneapolis, Minnesota, Revenue Bonds, National Marrow Donor Program Project, Series 2010:
150	4.250%, 8/01/20 (Pre-refunded 8/01/18)	8/18 at 100.00	N/R (4)	160,278
4,100	4.875%, 8/01/25 (Pre-refunded 8/01/18)	8/18 at 100.00	N/R (4)	4,429,681
26      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (4) (continued)
$ 2,000	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Refunding Series 2007A, 5.000%, 1/01/26 (Pre-refunded 1/01/18) – AMBAC Insured	1/18 at 100.00	A- (4)	$ 2,117,080
	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System Project, Series 2008D:
35	5.375%, 5/01/31 (Pre-refunded 5/01/19) – AGC Insured	5/19 at 100.00	A1 (4)	39,310
65	5.500%, 5/01/39 (Pre-refunded 5/01/19) – AGC Insured	5/19 at 100.00	A1 (4)	73,219
1,000	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System Project, Series 2010A, 5.125%, 5/01/30 (Pre-refunded 5/01/20)	5/20 at 100.00	N/R (4)	1,156,030
1,235	Saint Louis Park, Minnesota, Health Care Facilities Revenue Bonds, Park Nicollet Health Services, Refunding Series 2008C, 5.750%, 7/01/30 (Pre-refunded 7/01/18)	7/18 at 100.00	Aaa	1,351,139
	Saint Louis Park, Minnesota, Health Care Facilities Revenue Bonds, Park Nicollet Health Services, Refunding Series 2009:
15	5.500%, 7/01/29 (Pre-refunded 7/01/19)	7/19 at 100.00	Aaa	17,028
2,625	5.750%, 7/01/39 (Pre-refunded 7/01/19)	7/19 at 100.00	Aaa	2,998,222
2,060	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Facility Revenue Bonds, HealthPartners Obligated Group, Series 2006, 5.250%, 5/15/36 (Pre-refunded 11/15/16)	11/16 at 100.00	Aaa	2,080,559
24,180	Total U.S. Guaranteed			26,326,216
	Utilities – 9.8%
235	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34	10/22 at 100.00	BBB	261,781
5,045	Minnesota Municipal Power Agency, Electric Revenue Bonds, Refunding Series 2010A, 5.000%, 10/01/30	10/20 at 100.00	A2	5,755,235
	Minnesota Municipal Power Agency, Electric Revenue Bonds, Refunding Series 2014A:
1,000	4.000%, 10/01/31	10/24 at 100.00	A2	1,115,350
1,000	4.000%, 10/01/32	10/24 at 100.00	A2	1,110,700
250	Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding Series 2013B, 5.000%, 12/01/26	12/23 at 100.00	Aa3	310,360
	Southern Minnesota Municipal Power Agency, Power Supply System Revenue Bonds, Series 1994A:
1,510	0.000%, 1/01/19 – NPFG Insured	No Opt. Call	AA-	1,464,519
1,825	0.000%, 1/01/21 – NPFG Insured	No Opt. Call	AA-	1,712,398
65	0.000%, 1/01/22 – NPFG Insured	No Opt. Call	AA-	59,719
3,055	0.000%, 1/01/23 – NPFG Insured	No Opt. Call	AA-	2,746,995
10,530	0.000%, 1/01/24 – NPFG Insured	No Opt. Call	AA-	9,277,035
4,805	0.000%, 1/01/25 – NPFG Insured	No Opt. Call	AA-	4,153,874
6,230	0.000%, 1/01/26 – NPFG Insured	No Opt. Call	AA-	5,272,947
2,000	Western Minnesota Municipal Power Agency, Power Supply Revenue Bonds, Series 2014A, 5.000%, 1/01/46	1/24 at 100.00	Aa3	2,378,780
37,550	Total Utilities			35,619,693
	Water and Sewer – 0.4%
1,240	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2016, 5.000%, 1/01/46	7/26 at 100.00	A-	1,454,396
$ 322,564	Total Long-Term Investments (cost $319,039,831)			346,248,093

NUVEEN      27

Nuveen Minnesota Municipal Bond Fund (continued)
Portfolio of Investments	August 31, 2016 (Unaudited)
Principal Amount (000)/ Shares	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 4.5%
	MONEY MARKET FUNDS – 0.8%
$ 2,712,893	Federated Minnesota Municipal Cash Trust, 0.290% (5)	N/A	N/A	$ 2,712,893
	MUNICIPAL BONDS – 3.7%
	Education and Civic Organizations – 0.7%
2,600	Minneapolis, Minnesota, Revenue Bonds, University Gateway Project, Variable Rate Demand Obligation, Series 2002, 0.570%, 6/01/32 (6)	12/16 at 100.00	A-1+	2,600,000
	Housing/Single Family – 0.6%
2,000	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Variable Rate Demand Obligations, Series 2007S, 0.620%, 7/01/38 Alternative Minimum Tax (6)	11/16 at 100.00	A-1+	2,000,000
	Health Care – 2.4%
8,800	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Allina Health System, Variable Rate Demand Obligations, Series 2009C, 0.570%, 11/15/35 (6)	11/16 at 100.00	F-1+	8,800,000
	Total Short-Term Investments (cost $16,112,893)			16,112,893
	Total Investments (cost $335,152,724) – 99.9%			362,360,986
	Other Assets Less Liabilities – 0.1%			536,816
	Net Assets – 100%			$ 362,897,802
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$346,248,093	$ —	$346,248,093
Short-Term Investments:
Money Market Funds	2,712,893	—	—	2,712,893
Municipal Bonds	—	13,400,000	—	13,400,000
Total	$2,712,893	$359,648,093	$ —	$362,360,986
28      NUVEEN

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of August 31, 2016, the cost of investments was $334,033,813.
Gross unrealized appreciation and gross unrealized depreciation of investments as of August 31, 2016, were as follows:
Gross unrealized:
Appreciation	$28,558,344
Depreciation	(231,171)
Net unrealized appreciation (depreciation) of investments	$28,327,173

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.
(6)	Investment has a maturity of greater than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(ETM)	Escrowed to maturity.
N/A	Not Applicable
(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
NUVEEN      29

Nuveen Nebraska Municipal Bond Fund
Portfolio of Investments	August 31, 2016 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 98.3%
	MUNICIPAL BONDS – 98.3%
	Consumer Staples – 0.7%
$ 500	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2, 5.125%, 6/01/24	6/17 at 100.00	B-	$ 490,970
	Education and Civic Organizations – 11.1%
1,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Academy of Charter Schools Project, Series 2008, 5.625%, 5/01/40	5/18 at 100.00	A	1,071,240
1,000	Douglas County, Nebraska, Educational Facilities Revenue Bonds, Creighton University Projects, Refunding Series 2010A, 5.500%, 7/01/30	7/20 at 100.00	A2	1,147,850
	Lincoln, Nebraska, Educational Facilities Revenue and Refunding Bonds, Nebraska Wesleyan University Project, Series 2012:
685	3.300%, 4/01/25	4/22 at 100.00	A-	734,539
410	4.000%, 4/01/32	4/22 at 100.00	A-	443,636
500	Metropolitan Community College Area, Nebraska, Certificates of Participation, Fort Omaha Campus Project, Series 2016, 3.000%, 3/01/32	3/26 at 100.00	AA	512,075
525	Nebraska Educational Finance Authority, Revenue Bonds, Clarkson College Project, Refunding Series 2011, 5.450%, 9/01/35	5/21 at 100.00	Aa3	616,697
500	Nebraska State Colleges Facilities Corporation, Revenue Bonds, Refunding Deferred Maintenance Series 2016, 4.000%, 7/15/28 – AGM Insured (WI/DD, Settling 9/01/16)	7/26 at 100.00	AA	583,480
1,000	University of Nebraska, Revenue Bonds, Lincoln Student Fees and Facilities Refunding Series 2011, 5.000%, 7/01/42	1/22 at 100.00	Aa1	1,175,930
1,000	University of Nebraska, Revenue Bonds, Lincoln Student Fees and Facilities, Refunding Series 2016A, 3.000%, 7/01/39	7/26 at 100.00	Aa1	1,002,890
6,620	Total Education and Civic Organizations			7,288,337
	Health Care – 14.3%
200	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A, 5.250%, 12/01/56	6/26 at 100.00	BB+	232,460
565	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Children's Hospital Obligated Group, Refunding Series 2008B, 6.000%, 8/15/28	1/20 at 100.00	A2	591,080
775	Douglas County Hospital Authority 2, Nebraska, Hospital Revenue Bonds, Madonna Rehabilitation Hospital Project, Series 2014, 5.000%, 5/15/44	5/24 at 100.00	BBB+	886,918
	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska Methodist Health System, Refunding Series 2015:
500	4.125%, 11/01/36	11/25 at 100.00	A-	540,810
1,000	5.000%, 11/01/45	11/25 at 100.00	A-	1,176,300
	Lincoln County Hospital Authority 1, Nebraska, Hospital Revenue and Refunding Bonds, Great Plains Regional Medical Center Project, Series 2012:
1,220	4.000%, 11/01/37	No Opt. Call	A-	1,277,657
2,800	5.000%, 11/01/42	No Opt. Call	A-	3,147,816
30      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Sarpy County Hospital Authority 1, Nebraska, Health Facilities Revenue Bonds, Nebraska Medicine, Series 2016:
$ 1,000	4.000%, 5/15/41	5/26 at 100.00	AA-	$ 1,093,320
500	3.000%, 5/15/46	5/26 at 100.00	AA-	483,705
8,560	Total Health Care			9,430,066
	Housing/Single Family – 1.6%
1,000	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Refunding Series 2016A, 3.500%, 9/01/36	3/25 at 100.00	AA+	1,036,510
	Long-Term Care – 8.2%
100	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Christian Living Communities Project, Series 2006A, 5.750%, 1/01/26	1/17 at 100.00	N/R	100,784
900	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Immanuel Obligated Group, Refunding Series 2010, 5.625%, 1/01/40	1/20 at 100.00	AA	997,452
240	Illinois Finance Authority, Revenue Bonds, Three Crowns Park Plaza, Series 2006A, 5.875%, 2/15/26	2/17 at 100.00	N/R	240,444
3,385	Lancaster County Hospital Authority 1, Nebraska, Health Facilities Revenue Bonds, Immanuel Obligated Group, Refunding Series 2010, 5.625%, 1/01/40	1/20 at 100.00	AA	3,826,641
220	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Three Pillars Senior Living Communities, Refunding Series 2013, 5.000%, 8/15/23	No Opt. Call	A-	262,387
4,845	Total Long-Term Care			5,427,708
	Tax Obligation/General – 12.4%
705	Adams County School District 18, Nebraska, General Obligation Bonds, Hastings Public Schools, Series 2014, 4.000%, 12/15/44	7/19 at 100.00	Aa3	747,723
500	Buffalo County School District 007 Kearney Public Schools, Nebraska, General Obligation Bonds, School Building Series 2016, 3.000%, 12/15/36	4/26 at 100.00	AA-	509,275
1,000	Douglas County School District 059, Nebraska, General Obligation Bonds, Bennington Public Schools, Series 2016, 3.375%, 12/15/41	12/25 at 100.00	AA-	1,035,850
1,350	Douglas County School District 1, Nebraska, General Obligation Bonds, Refunding Series 2012, 5.000%, 6/15/24	No Opt. Call	AAA	1,718,104
750	Douglas County School District 10 Elkhorn, Nebraska, General Obligation Bonds, Series 2016, 4.000%, 12/15/36	12/25 at 100.00	AA-	838,755
1,000	Kearney County School District 503, Nebraska, General Obligation Bonds, Series 2014, 4.000%, 12/15/39	12/19 at 100.00	A+	1,078,950
195	Omaha, Nebraska, General Obligation Bonds, Convention Center Project, Series 2004, 5.250%, 4/01/26	No Opt. Call	AA+	258,617
	Omaha, Nebraska, General Obligation Bonds, Various Purpose & Refunding Series 2013A:
715	4.500%, 11/15/28	11/23 at 100.00	AA+	859,752
365	4.500%, 11/15/29	11/23 at 100.00	AA+	436,934
650	Omaha, Nebraska, Special Tax Redevelopment Bonds, Redevelopment 2008, 5.250%, 10/15/28	10/18 at 100.00	AA+	706,654
7,230	Total Tax Obligation/General			8,190,614
	Tax Obligation/Limited – 9.8%
265	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.125%, 1/01/42	1/22 at 100.00	A	292,210
NUVEEN      31

Nuveen Nebraska Municipal Bond Fund (continued)
Portfolio of Investments	August 31, 2016 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$ 2,460	Lincoln- West Haymarket Joint Public Agency, Nebraska, General Obligation Facility Bonds, Series 2011, 5.000%, 12/15/42	12/21 at 100.00	AAA	$ 2,892,296
	Nebraska Cooperative Republican Platte Enhancement, Middle Republican Natural Resources District, Platte River Flow Revenue, Series 2013:
2,000	5.125%, 12/15/33	9/18 at 100.00	A+	2,152,720
520	5.000%, 12/15/38	9/18 at 100.00	A+	558,413
500	Papio-Missouri River Natural Resources District, Nebraska, Flood Protection and Water Quality Enhancement Revenue Bonds, Series 2013, 4.250%, 12/15/33	7/18 at 100.00	AA-	527,135
5,745	Total Tax Obligation/Limited			6,422,774
	Transportation – 1.7%
165	Guam International Airport Authority, Revenue Bonds, Series 2013C, 6.375%, 10/01/43 (Alternative Minimum Tax)	10/23 at 100.00	BBB	201,589
825	Lincoln, Nebraska, Airport Revenue Bonds, Series 2015A, 4.000%, 7/01/45	7/25 at 100.00	Aa1	920,436
990	Total Transportation			1,122,025
	U.S. Guaranteed – 14.6% (4)
435	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Children's Hospital Obligated Group, Refunding Series 2008B, 6.000%, 8/15/28 (Pre-refunded 8/15/17)	8/17 at 100.00	A2 (4)	457,703
	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska Methodist Health System, Refunding Series 2008:
345	5.750%, 11/01/28 (Pre-refunded 11/01/18)	11/18 at 100.00	A- (4)	382,778
1,210	5.500%, 11/01/38 (Pre-refunded 11/01/18)	11/18 at 100.00	A- (4)	1,335,997
350	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Jackson County, Schneck Memorial Hospital, Series 2006A, 5.250%, 2/15/30 (Pre-refunded 9/01/16)	9/16 at 100.00	A+ (4)	350,000
500	Missouri Health and Educational Facilities Authority, Revenue Bonds, Washington University, Series 2008A, 5.375%, 3/15/39 (Pre-refunded 3/15/18)	3/18 at 100.00	AAA	536,750
	Nebraska Public Power District, General Revenue Bonds, Series 2008B:
150	5.000%, 1/01/33 (Pre-refunded 1/01/18)	1/18 at 100.00	N/R (4)	158,823
370	5.000%, 1/01/33 (Pre-refunded 1/01/18)	1/18 at 100.00	A+ (4)	391,763
	Omaha Public Power District, Nebraska, Electric System Revenue Bonds, Series 2008A:
1,010	5.500%, 2/01/33 (Pre-refunded 2/01/18)	2/18 at 100.00	AA (4)	1,080,276
1,200	5.500%, 2/01/35 (Pre-refunded 2/01/18)	2/18 at 100.00	AA (4)	1,283,496
450	Omaha, Nebraska, General Obligation Bonds, Refunding Series 2008, 5.750%, 10/15/28 (Pre-refunded 10/15/18)	10/18 at 100.00	AA+ (4)	498,685
1,500	Southern Nebraska Public Power District, Electric System Revenue Bonds, Series 2008, 5.250%, 12/15/28 (Pre-refunded 12/15/18)	12/18 at 100.00	N/R (4)	1,657,800
1,020	University of Nebraska, Revenue Bonds, Omaha Health & Recreation Project, Series 2008, 5.000%, 5/15/33 (Pre-refunded 5/15/18)	5/18 at 100.00	Aa1 (4)	1,096,133
350	University of Nebraska, Revenue Bonds, Omaha Student Facilities Project, Series 2007, 5.000%, 5/15/32 (Pre-refunded 5/15/17)	5/17 at 100.00	Aa1 (4)	360,987
8,890	Total U.S. Guaranteed			9,591,191
	Utilities – 20.0%
	Central Plains Energy Project, Nebraska, Gas Project 1 Revenue Bonds, Series 2007A:
20	5.250%, 12/01/19	No Opt. Call	A	22,404
800	5.250%, 12/01/21	No Opt. Call	A	945,128
32      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$ 2,350	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Series 2012, 5.000%, 9/01/42	9/22 at 100.00	A	$ 2,650,330
1,500	Fremont, Nebraska, Combined Utilities System Revenue Bonds, Series 2014B, 5.000%, 7/15/34	7/21 at 100.00	AA-	1,758,285
235	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34	10/22 at 100.00	BBB	261,781
500	Lincoln, Nebraska, Electric System Revenue Bonds, Refunding Series 2015A, 5.000%, 9/01/20	No Opt. Call	AA	581,645
75	Municipal Energy Agency of Nebraska, Power Supply System Revenue and Refunding Bonds, Series 2009A, 5.000%, 4/01/19 – BHAC Insured	No Opt. Call	AA+	83,078
	Municipal Energy Agency of Nebraska, Power Supply System Revenue Bonds, Refunding Series 2012A:
100	5.000%, 4/01/22	No Opt. Call	A	119,836
110	5.000%, 4/01/31	4/22 at 100.00	A	128,616
1,850	Nebraska Public Power District, General Revenue Bonds, Series 2012A, 5.000%, 1/01/34	1/22 at 100.00	A+	2,170,290
320	Omaha Public Power District, Nebraska, Separate Electric System Revenue Bonds, Nebraska City 2, Series 2015A, 3.500%, 2/01/42	2/25 at 100.00	A+	338,154
1,000	Public Power Generation Agency, Nebraska, Whelan Energy Center Unit 2 Revenue Bonds, Refunding Series 2015A, 5.000%, 1/01/31	1/25 at 100.00	A2	1,209,560
1,810	Public Power Generation Agency, Nebraska, Whelan Energy Center Unit 2 Revenue Bonds, Refunding Series 2016A, 3.250%, 1/01/36	7/26 at 100.00	A2	1,859,250
1,000	Twin Valleys Public Power District, Nebraska, Electric System Revenue Bonds, Series 2011, 5.000%, 9/15/35	9/16 at 100.00	N/R	1,001,910
11,670	Total Utilities			13,130,267
	Water and Sewer – 3.9%
415	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2016, 5.000%, 1/01/46	7/26 at 100.00	A-	486,753
500	Metropolitan Utilities District Omaha, Nebraska, Water Revenue Bonds, Series 2015, 3.250%, 12/01/32	12/25 at 100.00	A+	530,785
1,395	Omaha, Nebraska, Sanitary Sewage System Revenue Bonds, Series 2011, 4.250%, 11/15/41	11/21 at 100.00	AA	1,532,017
2,310	Total Water and Sewer			2,549,555
$ 58,360	Total Long-Term Investments (cost $59,403,169)			64,680,017

Shares	Description (1)	Value
	SHORT-TERM INVESTMENTS – 2.4%
	MONEY MARKET FUNDS – 2.4%
1,594,747	First American Tax Free Obligations Fund, Class Z, 0.385% (5)	$ 1,594,747
	Total Short-Term Investments (cost $1,594,747)	1,594,747
	Total Investments (cost $60,997,916) – 100.7%	66,274,764
	Other Assets Less Liabilities – (0.7)%	(470,119)
	Net Assets – 100%	$ 65,804,645
NUVEEN      33

Nuveen Nebraska Municipal Bond Fund (continued)
Portfolio of Investments	August 31, 2016 (Unaudited)
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$64,680,017	$ —	$64,680,017
Short-Term Investments:
Money Market Funds	1,594,747	—	—	1,594,747
Total	$1,594,747	$64,680,017	$ —	$66,274,764
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of August 31, 2016, the cost of investments was $60,848,076.
Gross unrealized appreciation and gross unrealized depreciation of investments as of August 31, 2016, were as follows:
Gross unrealized:
Appreciation	$5,426,688
Depreciation	—
Net unrealized appreciation (depreciation) of investments	$5,426,688

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.
(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
34      NUVEEN

Nuveen Oregon Intermediate Municipal Bond Fund
Portfolio of Investments	August 31, 2016 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 98.3%
	MUNICIPAL BONDS – 98.3%
	Education and Civic Organizations – 7.9%
$ 2,190	Forest Grove, Oregon, Campus Improvement Revenue Bonds, Pacific University Project, Refunding Series 2014A, 4.500%, 5/01/29	5/22 at 100.00	BBB	$ 2,440,054
	Forest Grove, Oregon, Campus Improvement Revenue Bonds, Pacific University Project, Refunding Series 2015A:
545	5.000%, 5/01/30	5/25 at 100.00	BBB	657,156
1,275	5.000%, 5/01/36	5/25 at 100.00	BBB	1,504,525
1,270	Oregon Department of Administrative Services, State Lottery Revenue Bonds, Refunding Series 2014B, 5.000%, 4/01/27	4/24 at 100.00	AAA	1,582,852
1,260	Oregon Department of Administrative Services, State Lottery Revenue Bonds, Refunding Series 2015C, 5.000%, 4/01/24	No Opt. Call	AAA	1,600,049
	Oregon Department of Administrative Services, State Lottery Revenue Bonds, Series 2015A:
3,015	5.000%, 4/01/28	4/25 at 100.00	AAA	3,807,824
1,000	5.000%, 4/01/28	4/25 at 100.00	AAA	1,262,960
1,040	Oregon State Facilities Authority, Revenue Bonds, Concordia University Project, Series 2010A, 6.125%, 9/01/30	9/20 at 100.00	BB+	1,118,697
	Oregon State Facilities Authority, Revenue Bonds, Lewis & Clark College Project, Refunding Series 2011A:
625	4.000%, 10/01/17	No Opt. Call	A-	644,050
500	5.250%, 10/01/24	10/21 at 100.00	A-	584,755
500	Oregon State Facilities Authority, Revenue Bonds, Linfield College, Series 2010A, 4.750%, 10/01/28	10/20 at 100.00	Baa1	551,375
100	Oregon State Facilities Authority, Revenue Bonds, Redmond Proficiency Academy Project, Series 2015A, 5.500%, 6/15/35	6/25 at 100.00	N/R	104,671
1,000	Oregon State Facilities Authority, Revenue Bonds, Reed College, Refunding Series 2011A, 5.000%, 7/01/29	7/20 at 100.00	Aa2	1,137,500
	Oregon State Facilities Authority, Revenue Bonds, University of Portland Projects, Series 2015A:
450	5.000%, 4/01/29	4/25 at 100.00	A-	549,931
700	5.000%, 4/01/30	4/25 at 100.00	A-	851,158
210	Oregon State Facilities Authority, Revenue Bonds, Willamette University, Refunding Series 2010A, 4.000%, 10/01/24	4/20 at 100.00	A	226,699
285	Oregon State Facilities Authority, Revenue Bonds, Willamette University, Series 2007A, 4.300%, 10/01/21	10/17 at 100.00	A	293,539
15,965	Total Education and Civic Organizations			18,917,795
	Health Care – 15.8%
1,035	Astoria Hospital Facilities Authority, Oregon, Hospital Revenue and Refunding Bonds, Columbia Memorial Hospital, Series 2012, 5.000%, 8/01/23	8/22 at 100.00	BBB-	1,201,583
1,000	Clackamas County Hospital Facility Authority, Oregon, Revenue Bonds, Legacy Health System, Series 2009A, 5.000%, 7/15/21	7/19 at 100.00	AA-	1,121,280
NUVEEN      35

Nuveen Oregon Intermediate Municipal Bond Fund (continued)
Portfolio of Investments	August 31, 2016 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$ 500	Deschutes County Hospital Facility Authority, Oregon, Hospital Revenue Bonds, Saint Charles Health System, Inc., Series 2016A, 4.000%, 1/01/33 (WI/DD, Settling 10/12/16)	1/26 at 100.00	A+	$ 554,660
	Klamath Falls Intercommunity Hospital Authority, Oregon, Revenue Bonds, Sky Lakes Medical Center Project, Refunding Series 2016:
300	4.000%, 9/01/20	No Opt. Call	A-	334,179
480	5.000%, 9/01/29	9/26 at 100.00	A-	596,722
400	5.000%, 9/01/31	9/26 at 100.00	A-	494,580
500	Klamath Falls Intercommunity Hospital Authority, Oregon, Revenue Bonds, Sky Lakes Medical Center Project, Series 2012, 4.000%, 9/01/24	No Opt. Call	A-	564,465
1,900	Medford Hospital Facilities Authority, Oregon, Hospital Revenue Bonds, Asante Health System, Refunding Series 2010, 5.500%, 8/15/28 – AGM Insured	8/20 at 100.00	AA	2,184,696
	Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds, Adventist Health System/West, Series 2009A:
855	4.500%, 9/01/21	9/19 at 100.00	A	936,336
1,940	5.000%, 9/01/21	9/19 at 100.00	A	2,177,437
	Oregon Health and Science University, Revenue Bonds, Refunding Series 2012A:
1,225	5.000%, 7/01/25	7/22 at 100.00	AA-	1,468,150
1,195	5.000%, 7/01/26	7/22 at 100.00	AA-	1,425,922
4,000	Oregon Health and Science University, Revenue Bonds, Refunding Series 2016B, 5.000%, 7/01/33	7/26 at 100.00	AA-	5,033,720
1,000	Oregon Health and Science University, Revenue Bonds, Series 2012E, 4.000%, 7/01/29	No Opt. Call	AA-	1,118,060
	Oregon State Facilities Authority, Revenue Bonds, Legacy Health System, Refunding Series 2010A:
2,000	4.250%, 3/15/17	No Opt. Call	AA-	2,037,020
1,020	4.750%, 3/15/24	3/20 at 100.00	AA-	1,121,194
1,000	Oregon State Facilities Authority, Revenue Bonds, Peacehealth System, Refunding Series 2009A, 5.000%, 11/01/20	11/19 at 100.00	A+	1,131,270
	Oregon State Facilities Authority, Revenue Bonds, Peacehealth System, Refunding Series 2014A:
690	5.000%, 11/15/25	5/24 at 100.00	A+	858,298
4,155	4.125%, 11/15/32	5/24 at 100.00	A+	4,642,423
375	Oregon State Facilities Authority, Revenue Bonds, Providence Health & Services, Series 2011C, 5.000%, 10/01/20	No Opt. Call	AA-	433,478
	Oregon State Facilities Authority, Revenue Bonds, Providence Health & Services, Series 2013A:
1,650	5.000%, 10/01/19	No Opt. Call	AA-	1,857,669
1,815	5.000%, 10/01/23	No Opt. Call	AA-	2,227,350
	Oregon State Facilities Authority, Revenue Bonds, Samaritan Health Services, Refunding Series 2010A:
1,250	5.000%, 10/01/19	No Opt. Call	BBB+	1,385,312
500	5.000%, 10/01/24	10/20 at 100.00	BBB+	559,045
450	Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem Hospital Project, Series 2006A, 5.000%, 8/15/27	10/16 at 100.00	A+	451,359
1,500	Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem Hospital Project, Series 2008A, 5.750%, 8/15/23	8/18 at 100.00	A+	1,642,950
32,735	Total Health Care			37,559,158
36      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Housing/Multifamily – 2.2%
	Clackamas County Housing Authority, Oregon, Multifamily Housing Revenue Bonds, Easton Ridge Apartments Project, Series 2013A:
$ 285	4.000%, 9/01/22	No Opt. Call	Aa3	$ 322,586
195	4.000%, 9/01/23	3/23 at 100.00	Aa3	220,734
	Oregon Housing and Community Services Department, Multifamily Housing Revenue Bonds, Refunding Series 2010A:
660	4.000%, 7/01/19 (Alternative Minimum Tax)	No Opt. Call	Aaa	703,415
440	4.250%, 7/01/21 (Alternative Minimum Tax)	1/20 at 100.00	Aaa	476,722
	Oregon State Facilities Authority, Revenue Bonds, CHF Ashland Southern Oregon University Project Series 2012:
1,185	4.350%, 7/01/27 – AGM Insured	7/22 at 100.00	AA	1,318,597
400	4.700%, 7/01/33 – AGM Insured	7/22 at 100.00	AA	444,860
1,000	Oregon State Facilities Authority, Revenue Bonds, College Housing Northwest Projects, Refunding Series 2013, 5.000%, 10/01/24	10/23 at 100.00	BBB-	1,143,120
705	Portland Housing Authority, Oregon, Housing Revenue Bonds, Yards at Union Station Project, Refunding Series 2007, 4.750%, 5/01/22 (Alternative Minimum Tax)	5/17 at 100.00	Aa2	717,690
4,870	Total Housing/Multifamily			5,347,724
	Long-Term Care – 2.8%
	Medford Hospital Facilities Authority, Oregon, Revenue Bonds, Rogue Valley Manor, Series 2013:
250	5.000%, 10/01/19	No Opt. Call	A-	276,623
450	5.000%, 10/01/24	10/23 at 100.00	A-	535,954
1,500	Multnomah County Hospital Facilities Authority, Oregon, Revenue Bond, Terwilliger Plaza, Inc., Refunding Series 2012, 5.000%, 12/01/29	12/22 at 100.00	BBB	1,731,555
325	Multnomah County Hospital Facilities Authority, Oregon, Revenue Bond, Terwilliger Plaza, Inc., Refunding Series 2016, 5.000%, 12/01/30	12/26 at 100.00	BBB	400,202
700	Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds, Mirabella South Waterfront, Refunding Series 2014A, 5.000%, 10/01/24	No Opt. Call	N/R	812,840
1,040	Polk County Hospital Facility Authority, Oregon, Revenue Bonds, Dallas Retirement Village Project, Series 2015A, 5.125%, 7/01/35	7/25 at 100.00	N/R	1,098,136
	Salem Hospital Facility Authority, Oregon, Revenue Bonds, Capital Manor, Inc., Refunding Series 2012:
550	5.000%, 5/15/22	No Opt. Call	N/R	613,371
550	5.750%, 5/15/27	5/22 at 100.00	N/R	627,506
450	Yamhill County Hospital Authority, Oregon, Revenue Bonds, Friendsview Retirement Community, Refunding Series 2016A, 5.000%, 11/15/31	11/24 at 102.00	N/R	507,636
5,815	Total Long-Term Care			6,603,823
	Tax Obligation/General – 28.5%
	Beaverton School District 48J, Washington and Multnomah Counties, Oregon, General Obligation Bonds, Refunding Series 2016:
620	4.000%, 6/01/25	No Opt. Call	Aa3	746,604
805	4.000%, 6/01/26	No Opt. Call	Aa3	979,307
1,140	4.000%, 6/01/32	6/26 at 100.00	Aa3	1,315,913
1,105	Beaverton School District 48J, Washington and Multnomah Counties, Oregon, General Obligation Bonds, Series 2014B, 5.000%, 6/15/27	6/24 at 100.00	AA+	1,383,007
NUVEEN      37

Nuveen Oregon Intermediate Municipal Bond Fund (continued)
Portfolio of Investments	August 31, 2016 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Blue Mountain Hospital District, Grant County, Oregon, General Obligation Bonds, Refunding Series 2010:
$ 605	4.250%, 2/01/19	No Opt. Call	Baa3	$ 644,355
655	4.500%, 2/01/20	No Opt. Call	Baa3	717,749
280	5.000%, 2/01/21	No Opt. Call	Baa3	317,848
	Central Oregon Community College District, Crook, Jefferson, Deschutes, Klamath, Lake, and Wasco Counties, Oregon, General Obligation Bonds, Series 2010:
1,000	4.000%, 6/15/19	No Opt. Call	AA+	1,090,790
810	4.500%, 6/15/20	No Opt. Call	AA+	921,731
500	Central Oregon Community College District, Crook, Jefferson, Deschutes, Klamath, Lake, and Wasco Counties, Oregon, General Obligation Bonds, Series 2014, 5.000%, 6/01/29	6/24 at 100.00	AA-	612,375
1,100	Chemeketa Community College District, Oregon, General Obligation Bonds, Refunding Series 2014, 5.000%, 6/15/26	6/24 at 100.00	AA+	1,378,663
1,250	Clackamas and Washington Counties School District 3JT, Oregon, General Obligation Bonds, Refunding Series 2015, 5.000%, 6/15/28	6/25 at 100.00	AA+	1,587,850
	Clackamas Community College District, Oregon, General Obligation Bonds, Deferred Interest Series 2015B:
600	0.000%, 6/15/29	6/25 at 84.95	AA+	408,012
660	0.000%, 6/15/30	6/25 at 81.08	AA+	427,172
1,135	Clackamas County School District 12, North Clackamas, Oregon, General Obligation Bonds, Refunding Series 2014, 5.000%, 6/15/28	6/24 at 100.00	AA+	1,409,091
2,235	Clackamas County School District 12, North Clackamas, Oregon, General Obligation Bonds, Refunding Series 2016, 4.000%, 6/15/32	6/26 at 100.00	Aa1	2,589,627
1,000	Clackamas County School District 46 Oregon Trail, Oregon, General Obligation Bonds, Series 2009A, 5.000%, 6/15/24	6/19 at 100.00	AA+	1,115,810
580	Clackamas County School District 62, Oregon City, Oregon, General Obligation Bonds, Refunding Series 2014, 5.000%, 6/01/29 – AGM Insured	6/24 at 100.00	AA	714,705
525	Clackamas County School District 86, Oregon, General Obligation Bonds, Refunding Series 2012A, 5.000%, 6/15/25	6/22 at 100.00	AA+	635,912
1,000	David Douglas School District 40, Multnomah County, Oregon, General Obligation Bonds, Series 2012B, 0.000%, 6/15/25	No Opt. Call	AA+	837,850
1,770	Deschutes County Administrative School District 1, Bend-La Pine, Oregon, General Obligation Bonds, Refunding Series 2013, 4.000%, 6/15/21	No Opt. Call	Aa1	2,024,544
1,060	Deschutes County Administrative School District 1, Bend-La Pine, Oregon, General Obligation Bonds, Series 2013B, 4.000%, 6/15/19	No Opt. Call	Aa1	1,156,513
3,055	Deshutes and Jefferson Counties School District 2J Redmond, Oregon, General Obligation Bonds, Deffered Imterest Series 2008, 0.000%, 6/15/22	No Opt. Call	Aa1	2,821,903
	Hood River County School District, Oregon, General Obligation Bonds, Refunding Series 2016:
1,200	4.000%, 6/15/31 (WI/DD, Settling 9/13/16)	6/26 at 100.00	AA+	1,392,108
2,815	4.000%, 6/15/33 (WI/DD, Settling 9/13/16)	6/26 at 100.00	AA+	3,238,939
	Jackson County School District 549C, Oregon, General Obligation Bonds, Refunding Series 2015:
2,000	5.000%, 12/15/20	No Opt. Call	AA+	2,349,980
1,250	5.000%, 12/15/28	6/25 at 100.00	AA+	1,584,338
38      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$ 1,000	Josephine County Unit School District Three Rivers, Oregon, General Obligation Bonds, Refunding Series 2005, 5.000%, 12/15/19 – FGIC Insured	No Opt. Call	Aa1	$ 1,136,140
575	Keizer, Oregon, General Obligation Assessment Bonds, Keizer Station Area A Local Improvement District, Series 2008, 5.200%, 6/01/31	6/18 at 100.00	A1	612,105
200	Lake Oswego School District 7J, Clackamas County, Oregon, General Obligation Bonds, Refunding Series 2005, 5.250%, 6/01/25 – AGM Insured	No Opt. Call	Aa1	263,378
1,000	Marion County School District 103 Woodburn, Oregon, General Obligation Bonds, Series 2015, 5.000%, 6/15/27	6/25 at 100.00	Aa1	1,267,650
300	Marion-Clackamas Counties School District 4J Silver Falls, Oregon, General Obligation Bonds, Refunding Series 2013, 5.000%, 6/15/24	6/23 at 100.00	Aa1	367,743
	Multnomah County School District 7, Reynolds, Oregon, General Obligation Bonds, Series 2015A:
1,500	5.000%, 6/15/29	6/25 at 100.00	Aa1	1,891,440
2,250	5.000%, 6/15/30	6/25 at 100.00	Aa1	2,826,562
1,015	Multnomah-Clackamas Counties, Oregon, School District 10JT, General Obligation Bonds, Series 2005, 5.250%, 6/15/17 – AGM Insured	No Opt. Call	AA+	1,052,464
1,500	Oregon Department of Administrative Services, General Obligation Bonds, Oregon Opportunity, Refunding Series 2010F, 5.000%, 12/01/20	6/20 at 100.00	AA+	1,740,510
	Oregon State, General Obligation Bonds, Alterrnative Energy Series 2011B:
540	5.000%, 1/01/20 (Alternative Minimum Tax)	No Opt. Call	AA+	606,091
560	5.000%, 1/01/21 (Alternative Minimum Tax)	No Opt. Call	AA+	646,251
100	5.000%, 1/01/23 (Alternative Minimum Tax)	1/21 at 100.00	AA+	113,817
1,500	Oregon State, General Obligation Bonds, Article XI-G State Projects Series 2016C, 5.000%, 8/01/29	8/26 at 100.00	AA+	1,950,090
2,420	Oregon State, General Obligation Bonds, Article XI-M Seismic Projects Series 2016H, 5.000%, 6/01/31	6/26 at 100.00	AA+	3,114,588
455	Pacific City Joint Water-Sanitary Authority, Tilamook County, Oregon, General Obligation Bonds, Series 2007, 4.650%, 7/01/22	7/17 at 100.00	N/R	464,168
	Pacific Communities Health District, Oregon, General Obligation Bonds, Series 2016:
750	5.000%, 6/01/29	6/26 at 100.00	A1	948,713
1,000	5.000%, 6/01/30	6/26 at 100.00	A1	1,260,980
770	5.000%, 6/01/31	6/26 at 100.00	A1	967,859
2,235	Portland, Oregon, General Obligation Bonds, Sellwood Bridge Project, Series 2014A, 5.000%, 6/01/28	6/24 at 100.00	Aa1	2,781,525
340	Redmond, Oregon, Full Faith and Credit Obligations, Refunding Series 2012A, 4.000%, 6/01/25	6/22 at 100.00	A1	382,711
350	Redmond, Oregon, Full Faith and Credit Obligations, Series 2014A, 5.000%, 6/01/25	6/24 at 100.00	A1	434,175
	Redmond, Oregon, Full Faith and Credit Obligations, Terminal Expansion Project, Series 2009:
240	4.000%, 6/01/21	6/19 at 100.00	A1	258,854
200	4.250%, 6/01/23	6/19 at 100.00	A1	215,430
500	4.625%, 6/01/29	6/19 at 100.00	A1	543,475
400	Salem, Oregon, General Obligation Bonds, Series 2009, 5.000%, 6/01/22	6/19 at 100.00	AA	445,012
800	Salem-Keizer School District 24J, Marion and Polk Counties, Oregon, General Obligation Bonds, Series 2009B, 0.000%, 6/15/22	No Opt. Call	AA+	734,720
NUVEEN      39

Nuveen Oregon Intermediate Municipal Bond Fund (continued)
Portfolio of Investments	August 31, 2016 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$ 1,385	Tualatin Hills Park and Recreation District, Oregon, General Obligation Bonds, Refunding Series 2015, 5.000%, 6/01/26	6/25 at 100.00	Aa1	$ 1,767,620
1,080	Umatilla County School District 016R Pendleton, Oregon, General Obligation Bonds, Series 2014A, 5.000%, 6/15/29	6/24 at 100.00	Aa1	1,331,942
965	Washington County School District 15, Forest Grove, Washington, General Obligation Bonds, Series 2012, 0.000%, 6/15/25	No Opt. Call	AA+	815,917
1,200	Washington Multnomah & Yamhill Counties School District 1J Hillsboro, Oregon, General Obligation Bonds, Refunding Series 2012, 4.000%, 6/15/23	No Opt. Call	Aa1	1,384,452
1,000	Yamhill County School District 40, McMinnville, Oregon, General Obligation Bonds, Refunding Series 2016, 4.000%, 6/15/33	6/26 at 100.00	AA+	1,149,170
58,885	Total Tax Obligation/General			67,878,248
	Tax Obligation/Limited – 11.9%
2,875	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D, 5.000%, 11/15/30	11/25 at 100.00	A	3,347,305
	Local Oregon Capital Assets Program, Certificates of Participation, City of Cottage Grove, Oregon, Series 2013A:
975	4.000%, 9/15/19	No Opt. Call	Baa2	1,039,194
1,105	4.250%, 9/15/23	9/21 at 100.00	Baa2	1,193,798
585	Oregon Department of Administrative Services, Certificates of Participation, Series 2009C, 5.000%, 11/01/25	11/19 at 100.00	AA	656,352
	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Refunding Senior Lien Series 2014A:
1,980	5.000%, 11/15/26	11/24 at 100.00	AAA	2,537,766
1,000	5.000%, 11/15/27	11/24 at 100.00	AAA	1,275,350
	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Refunding Senior Lien Series 2015A:
2,000	5.000%, 11/15/27	11/24 at 100.00	AAA	2,550,700
3,000	5.000%, 11/15/28	11/24 at 100.00	AAA	3,804,450
1,000	Portland, Oregon, River District Urban Renewal and Redevelopment Bonds, Series 2012B, 5.000%, 6/15/23	6/22 at 100.00	A1	1,206,570
2,030	Portland, Oregon, South Park Blocks Urban Renewal and Redevelopment Bonds, Series 2008B, 5.000%, 6/15/21	6/18 at 101.00	Aa3	2,198,327
2,655	Portland, Oregon, Urban Renewal and Redevelopment Revenue Bonds, North Macadam Series 2010B, 5.000%, 6/15/24	6/20 at 100.00	A1	3,008,354
	Tri-County Metropolitan Transportation District, Oregon, Capital Grant Receipt Revenue Bonds, Series 2011A:
1,000	5.000%, 10/01/25	10/21 at 100.00	A	1,170,670
1,715	5.000%, 10/01/26	10/21 at 100.00	A	2,000,153
1,010	Tri-County Metropolitan Transportation District, Oregon, Payroll Tax and Grant Receipt Revenue Bonds, Series 2013, 3.000%, 11/01/19	5/18 at 100.00	Aa3	1,049,158
1,205	Tri-County Metropolitan Transportation District, Oregon, Payroll Tax Revenue Bonds, Refunding Senior Lien Series 2016A, 4.000%, 9/01/32	9/26 at 100.00	AAA	1,411,730
24,135	Total Tax Obligation/Limited			28,449,877
40      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation – 3.3%
	Jackson County, Oregon, Airport Revenue Bonds, Refunding Series 2016:
$ 395	5.000%, 12/01/30 – AGM Insured	6/26 at 100.00	AA	$ 501,891
430	5.000%, 12/01/31 – AGM Insured	6/26 at 100.00	AA	544,178
380	5.000%, 12/01/33 – AGM Insured	6/26 at 100.00	AA	477,451
350	4.000%, 12/01/34 – AGM Insured	6/26 at 100.00	AA	400,379
1,005	Port of Portland, Oregon, International Airport Revenue Bonds, Series 2010-20C, 5.000%, 7/01/17 (Alternative Minimum Tax)	No Opt. Call	AA-	1,041,260
1,030	Port of Portland, Oregon, International Airport Revenue Bonds, Series 2011, 5.000%, 7/01/23 (Alternative Minimum Tax)	7/21 at 100.00	AA-	1,207,438
350	Port of Portland, Oregon, International Airport Revenue Bonds, Series 2011-21, 5.000%, 7/01/18 (Alternative Minimum Tax)	No Opt. Call	AA-	376,765
1,250	Port of Portland, Oregon, International Airport Revenue Bonds, Series 2015-23, 5.000%, 7/01/28	7/25 at 100.00	AA-	1,581,725
1,500	Port of Portland, Oregon, Portland International Airport Passenger Facility Charge Revenue Bonds, Series 2011A, 5.000%, 7/01/26	7/21 at 100.00	A	1,741,215
6,690	Total Transportation			7,872,302
	U.S. Guaranteed – 14.2% (4)
1,000	Chemeketa Community College District, Oregon, General Obligation Bonds, Series 2008, 5.500%, 6/15/24 (Pre-refunded 6/15/18)	6/18 at 100.00	AA+ (4)	1,087,400
	Clackamas County School District 12, North Clackamas, Oregon, General Obligation Bonds, Series 2007B:
685	5.000%, 6/15/19 (Pre-refunded 6/15/17) – AGM Insured	6/17 at 100.00	AA+ (4)	709,208
2,000	5.000%, 6/15/21 (Pre-refunded 6/15/17) – AGM Insured	6/17 at 100.00	AA+ (4)	2,070,680
3,135	5.000%, 6/15/22 (Pre-refunded 6/15/17) – AGM Insured	6/17 at 100.00	AA+ (4)	3,245,791
1,500	Deschutes County Hospital Facility Authority, Oregon, Hospital Revenue Bonds, Cascade Healthcare Community, Inc., Refunding Series 2008, 7.375%, 1/01/23 (Pre-refunded 1/01/19)	1/19 at 100.00	A2 (4)	1,733,010
750	Klamath Falls Intercommunity Hospital Authority, Oregon, Revenue Bonds, Merle West Medical Center Project, Series 2006, 4.750%, 9/01/20 (Pre-refunded 9/01/16) – AGC Insured	9/16 at 100.00	AA (4)	750,000
820	Lane County Metropolitan Wastewater Management Commission, Oregon, Wastewater Revenue Bonds, Series 2006, 5.000%, 11/01/21 (Pre-refunded 11/01/16) – FGIC Insured	11/16 at 100.00	AA (4)	826,314
1,500	Lane County Metropolitan Wastewater Management Commission, Oregon, Wastewater Revenue Bonds, Series 2008, 5.000%, 11/01/22 (Pre-refunded 11/01/18)	11/18 at 100.00	AA (4)	1,641,450
1,635	Metro, Oregon, General Obligation Bonds, Series 2007, 5.000%, 6/01/20 (Pre-refunded 6/01/17)	6/17 at 100.00	AAA	1,689,560
1,000	Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds, Terwilliger Plaza Project, Series 2009, 5.250%, 12/01/26 (Pre-refunded 12/01/16)	12/16 at 100.00	BBB (4)	1,012,030
125	North Lincoln Fire and Rescue District 1, Oregon, General Obligation Bonds, Series 2007, 4.250%, 2/01/18 (Pre-refunded 2/01/17) – AGM Insured	2/17 at 100.00	AA (4)	126,951
1,060	Oregon Department of Administrative Services, Certificates of Participation, Series 2006A, 5.000%, 11/01/18 (Pre-refunded 11/01/16) – NPFG Insured	11/16 at 100.00	AA (4)	1,068,162
1,500	Oregon Department of Administrative Services, Certificates of Participation, Series 2009A, 4.700%, 5/01/25 (Pre-refunded 5/01/19)	5/19 at 100.00	AA (4)	1,657,185
NUVEEN      41

Nuveen Oregon Intermediate Municipal Bond Fund (continued)
Portfolio of Investments	August 31, 2016 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (4) (continued)
$ 470	Oregon Department of Administrative Services, Certificates of Participation, Series 2009C, 5.000%, 11/01/25 (Pre-refunded 11/01/19)	11/19 at 100.00	N/R (4)	$ 532,886
	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Senior Lien Series 2009A:
1,055	5.000%, 11/15/21 (Pre-refunded 5/15/19)	5/19 at 100.00	AAA	1,177,654
1,400	4.500%, 11/15/24 (Pre-refunded 5/15/19)	5/19 at 100.00	AAA	1,544,018
	Oregon State Facilities Authority, Revenue Bonds, University of Portland Projects, Series 2007A:
250	5.000%, 4/01/17 (ETM)	No Opt. Call	A- (4)	256,463
2,000	4.500%, 4/01/21 (Pre-refunded 4/01/18)	4/18 at 100.00	A- (4)	2,123,880
800	Oregon State Facilities Authority, Revenue Bonds, Willamette University, Series 2007A, 4.300%, 10/01/21 (Pre-refunded 10/01/17)	10/17 at 100.00	N/R (4)	832,448
1,455	Portland, Oregon, Economic Development Revenue Refunding Bonds, Broadway Project, Series 2008A, 6.250%, 4/01/23 (Pre-refunded 10/01/18)	10/18 at 100.00	A1 (4)	1,618,178
1,000	Portland, Oregon, Sewer System Revenue Bonds, Refunding First Lien Series 2008A, 4.750%, 6/15/24 (Pre-refunded 6/15/18)	6/18 at 100.00	AA (4)	1,073,700
500	Portland, Oregon, Water System Revenue Bonds, Second Lien Series 2006A, 4.375%, 10/01/24 (Pre-refunded 10/01/16) – NPFG Insured	10/16 at 100.00	Aa1 (4)	501,630
2,305	Tri-County Metropolitan Transportation District, Oregon, Payroll Tax Revenue Bonds, Senior Lien Series 2012A, 5.000%, 9/01/24 (Pre-refunded 9/01/22)	9/22 at 100.00	AAA	2,834,827
2,490	Washington Multnomah & Yamhill Counties School District 1J Hillsboro, Oregon, General Obligation Bonds, Series 2006, 5.000%, 6/15/19 (Pre-refunded 6/15/17) – NPFG Insured	6/17 at 100.00	Aa2 (4)	2,578,196
1,040	Yamhill County School District 40, McMinnville, Oregon, General Obligation Bonds, Series 2007, 5.000%, 6/15/23 (Pre-refunded 6/15/17) – AGM Insured	6/17 at 100.00	Aa1 (4)	1,076,754
31,475	Total U.S. Guaranteed			33,768,375
	Utilities – 2.7%
	Central Lincoln Peoples Utility District, Oregon, Electric Revenue Bonds, Series 2016:
450	3.000%, 12/01/28	12/25 at 100.00	AA-	477,711
500	3.500%, 12/01/29	12/25 at 100.00	AA-	549,795
610	3.750%, 12/01/30	12/25 at 100.00	AA-	681,687
350	5.000%, 12/01/33	12/25 at 100.00	AA-	431,277
350	5.000%, 12/01/34	12/25 at 100.00	AA-	429,632
500	Emerald Peoples Utility District, Oregon, Electric System Revenue Bonds, Refunding Series 2013, 5.000%, 11/01/22 – AGM Insured	No Opt. Call	A1	602,470
	Eugene, Oregon, Electric Utility Revenue Bonds, Refunding Series 2016A:
1,450	5.000%, 8/01/30 (WI/DD, Settling 9/07/16)	8/26 at 100.00	Aa2	1,853,883
1,000	4.000%, 8/01/33 (WI/DD, Settling 9/07/16)	8/26 at 100.00	Aa2	1,150,690
250	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/21 – AGM Insured	No Opt. Call	AA	290,735
5,460	Total Utilities			6,467,880
	Water and Sewer – 9.0%
1,295	Albany, in the Counties of Linn and Benton, Oregon, General Obligation and Water Revenue Bonds, Series 2013, 5.000%, 8/01/25	8/23 at 100.00	A1	1,599,778
42      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
	Bend, Deschutes County, Oregon, Water Revenue Bonds, Series 2016:
$ 630	5.000%, 12/01/23	No Opt. Call	AA	$ 793,201
1,000	5.000%, 12/01/30	6/26 at 100.00	AA	1,279,810
	Clackamas River Water, Oregon, Water Revenue Bonds, Series 2016:
300	4.000%, 11/01/27	5/25 at 100.00	AA-	355,908
150	5.000%, 11/01/28	5/25 at 100.00	AA-	188,537
350	5.000%, 11/01/30	5/25 at 100.00	AA-	436,313
270	5.000%, 11/01/33	5/25 at 100.00	AA-	332,942
	Eugene, Oregon, Water Utility System Revenue Bonds, Refunding Series 2016:
400	5.000%, 8/01/27	8/26 at 100.00	AA+	520,628
500	4.000%, 8/01/32	8/26 at 100.00	AA+	579,305
	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2016:
1,065	5.000%, 7/01/28	7/26 at 100.00	A-	1,296,861
1,120	5.000%, 7/01/29	7/26 at 100.00	A-	1,357,306
1,000	5.000%, 7/01/30	7/26 at 100.00	A-	1,207,030
2,250	Lane County Metropolitan Wastewater Management Commission, Oregon, Wastewater Revenue Bonds, Refunding Series 2016, 4.000%, 11/01/24	No Opt. Call	AA	2,701,485
3,070	Portland, Oregon, Sewer System Revenue Bonds, Second Lien Series 2015B, 5.000%, 6/01/25	No Opt. Call	AA-	3,976,909
	Redmond, Oregon, Water Revenue Bonds, Series 2010:
450	4.500%, 6/01/25	6/20 at 100.00	Aa3	503,001
5	4.500%, 6/01/30	6/20 at 100.00	Aa3	5,518
1,000	Sunrise Water Authority, Oregon, Water Revenue Bonds, Refunding Series 2014, 4.000%, 3/01/23	No Opt. Call	AA-	1,168,700
325	The Dalles, Oregon, Water Revenue Bonds, Series 200, 4.250%, 6/01/20 – AMBAC Insured	6/17 at 100.00	N/R	333,382
1,435	Tigard, Washington County, Oregon, Water System Revenue Bonds, Series 2012, 5.000%, 8/01/26	8/22 at 100.00	AA-	1,739,909
900	Woodburn, Marion County, Oregon, Wastewater Revenue Bonds, Refunding Series 2011A, 5.000%, 3/01/20	No Opt. Call	A2	1,016,001
17,515	Total Water and Sewer			21,392,524
$ 203,545	Total Long-Term Investments (cost $220,712,685)			234,257,706

Shares	Description (1)	Value
	SHORT-TERM INVESTMENTS – 4.2%
	MONEY MARKET FUNDS – 4.2%
10,037,828	First American Tax Free Obligations Fund, Class Z, 0.385% (5)	$ 10,037,828
	Total Short-Term Investments (cost $10,037,828)	10,037,828
	Total Investments (cost $230,750,513) – 102.5%	244,295,534
	Other Assets Less Liabilities – (2.5)%	(5,862,628)
	Net Assets – 100%	$ 238,432,906
NUVEEN      43

Nuveen Oregon Intermediate Municipal Bond Fund (continued)
Portfolio of Investments	August 31, 2016 (Unaudited)
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$234,257,706	$ —	$234,257,706
Short-Term Investments:
Money Market Funds	10,037,828	—	—	10,037,828
Total	$10,037,828	$234,257,706	$ —	$244,295,534
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of August 31, 2016, the cost of investments was $230,734,398.
Gross unrealized appreciation and gross unrealized depreciation of investments as of August 31, 2016, were as follows:
Gross unrealized:
Appreciation	$13,567,536
Depreciation	(6,400)
Net unrealized appreciation (depreciation) of investments	$13,561,136

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.
(ETM)	Escrowed to maturity.
(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
44      NUVEEN

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Funds, Inc.

By (Signature and Title)	/s/ Kathleen L. Prudhomme
Kathleen L. Prudhomme
Vice President and Secretary

Date: October 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Greg A. Bottjer
Greg A. Bottjer
Chief Administrative Officer (principal executive officer)

Date: October 28, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: October 28, 2016